UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS

	Senior Floating-Rate Interests — 100.5%(1)
	Principal Amount*	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.9%
	AWAS Capital, Inc.
	$14,886,848	Term Loan, 7.00%, Maturing March 22, 2013	$14,179,722
	CACI International, Inc.
	8,082,151	Term Loan, 6.79%, Maturing May 3, 2011	7,991,227
	DAE Aviation Holdings, Inc.
	669,056	Term Loan, 7.80%, Maturing July 31, 2009	668,638
	757,467	Term Loan, 8.93%, Maturing July 31, 2014	757,941
	573,477	Term Loan, 8.93%, Maturing July 31, 2014	573,835
	Evergreen International Aviation
	7,951,619	Term Loan, 8.30%, Maturing October 31, 2011	7,752,828
	Forgings International Holding
	1,448,068	Term Loan, 7.97%, Maturing August 11, 2014	1,431,777
GBP	643,892	Term Loan, 9.14%, Maturing August 11, 2014	1,320,312
	1,634,051	Term Loan, 8.22%, Maturing August 11, 2015	1,623,838
GBP	695,408	Term Loan, 9.39%, Maturing August 11, 2015	1,433,169
	Hawker Beechcraft Acquisition
	1,448,094	Term Loan, 7.20%, Maturing March 26, 2014	1,419,245
	17,028,263	Term Loan, 7.17%, Maturing March 26, 2014	16,689,026
	Hexcel Corp.
	6,706,579	Term Loan, 7.03%, Maturing March 1, 2012	6,572,448
	IAP Worldwide Services, Inc.
	7,323,864	Term Loan, 11.50%, Maturing December 30, 2012	6,657,393
	Jet Aviation Holding, AG
	4,106,776	Term Loan, 5.77%, Maturing May 15, 2013	3,901,437
	PGS Solutions, Inc.
	1,990,000	Term Loan, 7.62%, Maturing February 14, 2013	1,937,763
	Spirit AeroSystems, Inc.
	7,024,219	Term Loan, 6.90%, Maturing December 31, 2011	6,971,537
	TransDigm, Inc.
	17,650,000	Term Loan, 7.20%, Maturing June 23, 2013	17,401,806
	Vought Aircraft Industries, Inc.
	10,000,000	Revolving Loan, 0.00%, Maturing February 22, 2010(2)	9,400,000
	8,958,453	Term Loan, 7.34%, Maturing February 22, 2011	8,880,067
	4,000,000	Term Loan, 7.62%, Maturing February 22, 2010	3,964,168
	Wyle Laboratories, Inc.
	3,951,569	Term Loan, 8.11%, Maturing January 28, 2011	3,892,296
	995,000	Term Loan, 8.13%, Maturing January 28, 2011	980,075
			$126,400,548

Principal Amount*		Borrower/Tranche Description	Value
Air Transport — 0.6%
Airport Development and Investment, Ltd.
GBP	8,874,630	Term Loan, 10.28%, Maturing April 7, 2011	$17,958,504
Delta Air Lines, Inc.
	8,600,000	Term loan, 6.87%, Maturing April 30, 2012	8,419,400
Northwest Airlines, Inc.
	17,820,000	DIP Loan, 7.03%, Maturing August 21, 2008	17,188,869
			$43,566,773
Automotive — 3.8%
Accuride Corp.
	$11,954,274	Term Loan, 7.13%, Maturing January 31, 2012	$11,730,131
Adesa, Inc.
	31,421,250	Term Loan, 7.45%, Maturing October 18, 2013	30,453,350
Affina Group, Inc.
	5,135,471	Term Loan, 7.96%, Maturing November 30, 2011	5,132,261
Allison Transmission, Inc.
	10,000,000	Term Loan, 8.17%, Maturing September 30, 2014	9,770,830
CSA Acquisition Corp.
	2,766,402	Term Loan, 7.75%, Maturing December 23, 2011	2,732,397
	5,032,969	Term Loan, 7.75%, Maturing December 23, 2011	4,971,104
	3,684,375	Term Loan, 7.75%, Maturing December 23, 2012	3,665,953
Dana Corp.
	13,750,000	Term Loan, 7.98%, Maturing March 30, 2008	13,691,067
Dayco Products, LLC
	10,233,316	Term Loan, 7.76%, Maturing June 21, 2011	9,916,728
Federal-Mogul Corp.
	4,982,950	Revolving Loan, 6.28%, Maturing December 31, 2007(2)	4,916,926
	16,350,000	DIP Loan, 6.65%, Maturing December 31, 2007	16,289,096
	4,108,827	Term Loan, 7.00%, Maturing December 31, 2007	4,051,476
	3,000,000	Term Loan, 7.59%, Maturing December 31, 2007	2,956,875
Financiere Truck (Investissement)
EUR	4,841,388	Term Loan, 6.16%, Maturing February 15, 2012	6,872,949
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	9,155,360
	9,106,063	Term Loan, 8.70%, Maturing December 15, 2013	8,783,207
Fraikin, Ltd.
GBP	1,612,016	Term Loan, 8.03%, Maturing February 15, 2012(2)	3,281,746
GBP	1,392,962	Term Loan, 8.03%, Maturing February 15, 2012(2)	2,835,796
General Motors Corp.
	16,537,562	Term Loan, 7.62%, Maturing November 29, 2013	16,256,424
Goodyear Tire & Rubber Co.
	20,275,000	Term Loan, 6.43%, Maturing April 30, 2010	19,746,998

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Automotive (continued)
	HLI Operating Co., Inc.
EUR	7,374,545	Term Loan, 6.87%, Maturing May 30, 2014	$10,335,714
EUR	425,455	Term Loan, 7.16%, Maturing May 30, 2014	603,216
	Keystone Automotive Operations, Inc.
	7,195,625	Term Loan, 8.65%, Maturing January 12, 2012	6,733,903
	LKQ Corp.
	7,275,000	Term Loan, 7.36%, Maturing October 12, 2013	7,256,812
	Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 6.48%, Maturing February 15, 2012(2)	2,365,668
	Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.98%, Maturing August 31, 2013	8,968,352
	Tenneco Automotive, Inc.
	6,550,000	Term Loan, 6.62%, Maturing March 17, 2014	6,451,750
	TriMas Corp.
	1,893,750	Term Loan, 6.79%, Maturing August 2, 2011	1,862,977
	8,124,188	Term Loan, 7.23%, Maturing August 2, 2013	7,992,169
	TRW Automotive, Inc.
	11,745,563	Term Loan, 6.78%, Maturing February 2, 2014	11,646,465
	United Components, Inc.
	9,954,545	Term Loan, 7.38%, Maturing June 30, 2012	9,767,898
			$261,195,598
	Beverage and Tobacco — 0.6%
	Constellation Brands, Inc.
	$10,620,000	Term Loan, 6.69%, Maturing June 5, 2013	$10,485,041
	Culligan International Co.
	18,453,750	Term Loan, 7.28%, Maturing November 24, 2014	17,300,391
	Southern Wine & Spirits of America, Inc.
	11,509,636	Term Loan, 6.70%, Maturing May 31, 2012	11,488,055
	Van Houtte, Inc.
	2,633,400	Term Loan, 7.70%, Maturing July 11, 2014	2,577,440
	359,100	Term Loan, 7.70%, Maturing July 11, 2014	351,469
			$42,202,396
	Brokers, Dealers and Investment Houses — 0.2%
	AmeriTrade Holding Corp.
	$16,578,057	Term Loan, 6.25%, Maturing December 31, 2012	$16,410,552
			$16,410,552
	Building and Development — 5.1%
	401 North Wabash Venture, LLC
	$9,498,461	Term Loan, 8.53%, Maturing May 7, 2008(2)	$9,071,030
	AIMCO Properties, L.P.
	19,718,750	Term Loan, 6.39%, Maturing March 23, 2011	19,435,293

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	Beacon Sales Acquisition, Inc.
	$5,519,250	Term Loan, 7.16%, Maturing September 30, 2013	$5,298,480
	Brickman Group Holdings, Inc.
	4,977,494	Term Loan, 7.14%, Maturing January 23, 2014	4,840,613
	Building Materials Corp. of America
	11,761,347	Term Loan, 7.94%, Maturing February 22, 2014	10,740,627
	Capital Automotive REIT
	10,788,753	Term Loan, 6.88%, Maturing December 15, 2010	10,675,957
	Contech Construction Products
	5,898,333	Term Loan, 7.03%, Maturing January 13, 2013	5,780,367
	Epco/Fantome, LLC
	10,320,000	Term Loan, 7.59%, Maturing November 23, 2010	10,345,800
	Financiere Daunou S.A.
EUR	1,067,260	Term Loan, 6.43%, Maturing May 31, 2015	1,418,604
EUR	2,613,290	Term Loan, 6.43%, Maturing May 31, 2015	3,473,590
	1,664,521	Term Loan, 7.50%, Maturing May 31, 2015	1,521,650
EUR	1,246,799	Term Loan, 6.68%, Maturing February 28, 2016	1,664,978
EUR	2,423,776	Term Loan, 6.68%, Maturing February 28, 2016	3,236,716
	2,452,266	Term Loan, 7.75%, Maturing February 28, 2016	2,254,042
	General Growth Properties, Inc.
	10,782,895	Term Loan, 6.38%, Maturing February 24, 2011	10,636,700
	Hearthstone Housing Partners II, LLC
	21,176,471	Revolving Loan, 6.79%, Maturing December 1, 2007(2)	20,647,059
	Hovstone Holdings, LLC
	6,358,254	Term Loan, 7.63%, Maturing February 28, 2009	5,786,012
	LNR Property Corp.
	22,175,000	Term Loan, 8.11%, Maturing July 12, 2011	21,676,062
	Mueller Water Products, Inc.
	8,946,117	Term Loan, 6.69%, Maturing May 24, 2014	8,821,712
	NCI Building Systems, Inc.
	6,417,430	Term Loan, 6.88%, Maturing June 18, 2010	6,297,103
	Nortek, Inc.
	20,893,788	Term Loan, 7.05%, Maturing August 27, 2011	20,475,912
	November 2005 Land Investors
	793,294	Term Loan, 7.57%, Maturing May 9, 2011	713,965
	Panolam Industries Holdings, Inc.
	4,194,448	Term Loan, 7.95%, Maturing September 30, 2012	4,026,670
	PLY GEM Industries, Inc.
	15,466,451	Term Loan, 7.95%, Maturing August 15, 2011	14,561,664
	577,895	Term Loan, 7.95%, Maturing August 15, 2011	544,088
	Re/Max International, Inc.
	966,667	Term Loan, Maturing January 23, 2008(3)	957,000
	1,033,333	Term Loan, Maturing January 23, 2008(3)	1,023,000
	Realogy Corp.
	6,224,502	Term Loan, Maturing September 1, 2014(3)	5,801,236
	23,061,778	Term Loan, Maturing September 1, 2014(3)	21,493,577

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Building and Development (continued)
	Shea Capital I, LLC
	$1,608,750	Term Loan, 7.20%, Maturing October 27, 2011	$1,379,503
	South Edge, LLC
	8,794,643	Term Loan, 6.81%, Maturing October 31, 2009	7,915,179
	Standard Pacific Corp.
	4,680,000	Term Loan, 7.27%, Maturing May 5, 2013	3,954,600
	Stile Acquisition Corp.
	6,433,878	Term Loan, 7.12%, Maturing April 6, 2013	6,060,835
	Stile U.S. Acquisition Corp.
	6,441,517	Term Loan, 7.12%, Maturing April 6, 2013	6,068,031
	Tousa/Kolter, LLC
	7,908,533	Term Loan, 8.46%, Maturing January 7, 2008	7,888,762
	TRU 2005 RE Holding Co.
	32,825,000	Term Loan, 8.13%, Maturing December 9, 2008	32,524,093
	United Subcontractors, Inc.
	5,925,000	Term Loan, 12.36%, Maturing June 27, 2013	4,917,750
	WCI Communities, Inc.
	23,296,875	Term Loan, 8.62%, Maturing December 23, 2010	22,399,945
	Wintergames Acquisition ULC
	22,303,561	Term Loan, 8.13%, Maturing April 24, 2008	22,136,285
			$348,464,490
	Business Equipment and Services — 6.3%
	ACCO Brands Corp.
	$6,689,748	Term Loan, 7.18%, Maturing August 17, 2012	$6,597,764
	Activant Solutions, Inc.
	6,375,933	Term Loan, 7.38%, Maturing May 1, 2013	6,108,941
	Acxiom Corp.
	11,693,182	Term Loan, 6.80%, Maturing September 15, 2012	11,590,867
	Affiliated Computer Services
	5,993,250	Term Loan, 6.82%, Maturing March 20, 2013	5,929,572
	16,935,625	Term Loan, 6.96%, Maturing March 20, 2013	16,755,684
	Affinion Group, Inc.
	14,642,732	Term Loan, 7.98%, Maturing October 17, 2012	14,539,018
	Allied Security Holdings, LLC
	9,877,273	Term Loan, 8.20%, Maturing June 30, 2010	9,840,233
	Buhrmann US, Inc.
EUR	979,747	Term Loan, 5.91%, Maturing December 23, 2010	1,389,100
	10,668,135	Term Loan, 7.30%, Maturing December 31, 2010	10,561,454
	Cellnet Group, Inc.
	1,999,413	Term Loan, 7.20%, Maturing July 22, 2011	1,945,055
	DynCorp International, LLC
	7,118,824	Term Loan, 7.25%, Maturing February 11, 2011	6,887,462
	Education Management, LLC
	14,548,092	Term Loan, 7.00%, Maturing June 1, 2013	14,148,019

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Info USA, Inc.
	$1,985,000	Term Loan, 7.20%, Maturing February 14, 2012	$1,955,225
	4,372,459	Term Loan, 7.20%, Maturing February 14, 2012	4,306,872
Information Resources, Inc.
	6,483,170	Term Loan, 7.16%, Maturing May 7, 2014	6,296,779
Intergraph Corp.
	3,349,524	Term Loan, 7.45%, Maturing May 29, 2014	3,286,720
iPayment, Inc.
	12,897,014	Term Loan, 7.04%, Maturing May 10, 2013	12,316,649
Iron Mountain, Inc.
	14,955,000	Term Loan, 7.06%, Maturing April 16, 2014	14,940,987
ista International GmbH
EUR	9,635,715	Term Loan, 6.34%, Maturing May 14, 2015	13,268,345
EUR	1,914,285	Term Loan, 6.34%, Maturing May 14, 2015	2,635,963
Kronos, Inc.
	9,950,063	Term Loan, 7.45%, Maturing June 11, 2014	9,645,342
Language Line, Inc.
	10,360,194	Term Loan, 8.42%, Maturing June 10, 2011	10,122,769
N.E.W. Holdings I, LLC
	10,531,466	Term Loan, 7.77%, Maturing May 22, 2014	9,975,278
Protection One, Inc.
	10,317,762	Term Loan, 7.39%, Maturing March 31, 2012	10,124,304
Quantum Corp.
	3,728,750	Term Loan, 8.70%, Maturing July 12, 2014	3,700,784
Quintiles Transnational Corp.
	16,252,546	Term Loan, 7.20%, Maturing March 31, 2013	15,973,213
Sabre, Inc.
	29,769,734	Term Loan, 6.96%, Maturing September 30, 2014	28,342,662
Safente, Inc.
	3,990,000	Term Loan, 7.75%, Maturing April 12, 2014	3,810,450
Serena Software, Inc.
	3,795,000	Term Loan, 7.18%, Maturing March 10, 2013	3,674,824
Sitel (Client Logic)
EUR	1,946,407	Term Loan, Maturing January 29, 2014(3)	2,618,846
	5,201,404	Term Loan, 7.30%, Maturing January 29, 2014	4,954,337
Solera Holdings, LLC
EUR	3,208,875	Term Loan, 6.75%, Maturing May 15, 2014	4,526,379
Solera Nederland Holdings
	3,980,000	Term Loan, 7.69%, Maturing May 15, 2014	3,920,300
SunGard Data Systems, Inc.
	75,918,770	Term Loan, 7.36%, Maturing February 11, 2013	75,056,029
TDS Investor Corp.
EUR	2,105,820	Term Loan, 6.98%, Maturing August 23, 2013	2,989,471
	12,871,734	Term Loan, 7.45%, Maturing August 23, 2013	12,638,434
	10,972,500	Term Loan, 7.45%, Maturing August 23, 2013	10,771,912
	2,582,721	Term Loan, 7.45%, Maturing August 23, 2013	2,535,909

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Transaction Network Services, Inc.
	$5,648,739	Term Loan, 7.48%, Maturing May 4, 2012	$5,564,007
Valassis Communications, Inc.
	1,302,069	Term Loan, 0.00%, Maturing March 2, 2014(2)	1,241,034
	5,735,857	Term Loan, 6.95%, Maturing March 2, 2014	5,466,989
VWR International, Inc.
	12,850,000	Term Loan, 7.70%, Maturing June 29, 2014	12,436,397
WAM Acquisition, S.A.
EUR	1,414,189	Term Loan, Maturing May 4, 2014(3)	1,993,783
EUR	885,811	Term Loan, Maturing May 4, 2014(3)	1,248,853
EUR	1,414,189	Term Loan, Maturing May 4, 2015(3)	2,003,082
EUR	885,811	Term Loan, Maturing May 4, 2015(3)	1,254,678
West Corp.
	19,493,233	Term Loan, 7.27%, Maturing October 24, 2013	19,148,047
	2,481,250	Term Loan, 5.44%, Maturing October 24, 2013	2,437,312
			$433,476,134
Cable and Satellite Television — 7.1%
Atlantic Broadband Finance, LLC
	$13,978,491	Term Loan, 7.45%, Maturing September 1, 2011	$13,809,589
Bragg Communications, Inc.
	2,125,000	Term Loan, 8.06%, Maturing August 13, 2014	2,128,984
Bresnan Broadband Holdings, LLC
	3,500,000	Term Loan, 7.18%, Maturing March 29, 2014	3,420,000
	18,551,500	Term Loan, 7.42%, Maturing March 29, 2014	18,127,468
Cequel Communications, LLC
	37,347,250	Term Loan, 7.27%, Maturing November 5, 2013	36,245,506
Charter Communications Operating, Inc.
	77,463,117	Term Loan, 6.99%, Maturing April 28, 2013	74,571,186
CSC Holdings, Inc.
	3,331,731	Term Loan, 6.38%, Maturing March 29, 2012	3,248,437
	24,116,452	Term Loan, 6.88%, Maturing March 29, 2013	23,595,947
DirecTV Holdings, LLC
	7,421,087	Term Loan, 6.25%, Maturing April 13, 2013	7,386,045
Insight Midwest Holdings, LLC
	45,950,000	Term Loan, 7.00%, Maturing April 6, 2014	45,066,106
Kabel BW GmbH & Co. KG
EUR	1,666,667	Term Loan, 6.41%, Maturing June 9, 2012	2,306,763
Kabel Deutschland GmbH
EUR	15,600,000	Term Loan, 6.48%, Maturing March 31, 2012	21,993,783
MCC Iowa, LLC
	1,603,250	Term Loan, 6.72%, Maturing March 31, 2010	1,540,723
Mediacom Broadband Group
	14,356,391	Term Loan, 6.61%, Maturing January 31, 2015	13,943,645
	7,940,000	Term Loan, 6.61%, Maturing January 31, 2015	7,711,725

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Mediacom Illinois, LLC
	$2,000,000	Term Loan, 6.69%, Maturing September 30, 2012	$1,927,858
	18,474,767	Term Loan, 6.61%, Maturing January 31, 2015	17,969,593
NTL Investment Holdings, Ltd.
	9,000,000	Term Loan, 7.22%, Maturing March 30, 2012	8,755,317
GBP	2,000,000	Term Loan, 7.96%, Maturing March 30, 2012	4,009,472
GBP	4,095,825	Term Loan, 8.28%, Maturing March 30, 2012	8,260,568
GBP	3,504,175	Term Loan, 8.28%, Maturing March 30, 2012	7,067,313
GBP	4,408,427	Term Loan, 8.29%, Maturing March 30, 2012	8,891,032
GBP	2,241,573	Term Loan, 8.29%, Maturing March 30, 2012	4,520,864
GBP	3,500,000	Term Loan, 8.90%, Maturing March 30, 2013	7,098,045
Orion Cable GmbH
EUR	5,000,000	Term Loan, Maturing October 31, 2014(3)	7,140,312
EUR	5,000,000	Term Loan, Maturing October 31, 2015(3)	7,176,480
ProSiebenSat.1 Media AG
EUR	2,998,397	Term Loan, 6.19%, Maturing March 2, 2015(2)	4,080,366
EUR	600,197	Term Loan, 6.55%, Maturing June 26, 2015	835,704
EUR	12,586,345	Term Loan, 6.55%, Maturing June 26, 2015	17,525,025
EUR	2,998,397	Term Loan, 6.40%, Maturing March 2, 2016(2)	4,093,380
UPC Broadband Holding B.V.
EUR	27,500,000	Term Loan, 6.30%, Maturing December 31, 2014	38,594,324
EUR	6,617,448	Term Loan, 6.76%, Maturing December 31, 2014	9,285,382
	14,925,000	Term Loan, 7.13%, Maturing December 31, 2014	14,465,594
YPSO Holding SA
EUR	14,884,112	Term Loan, 6.68%, Maturing July 28, 2014	20,919,882
EUR	5,744,037	Term Loan, 6.68%, Maturing July 28, 2014	8,073,345
EUR	9,371,851	Term Loan, 6.68%, Maturing July 28, 2014	13,172,302
			$488,958,065
Chemicals and Plastics — 6.5%
Arizona Chemical, Inc.
EUR	3,030,763	Term Loan, 6.98%, Maturing February 28, 2013	$4,242,252
Brenntag Holding GmbH and Co. KG
EUR	3,511,248	Term Loan, 6.37%, Maturing January 20, 2014	4,968,776
EUR	845,455	Term Loan, 6.66%, Maturing December 23, 2013	1,196,405
EUR	654,545	Term Loan, 6.66%, Maturing December 23, 2013	926,249
	1,963,636	Term Loan, 7.39%, Maturing January 20, 2014	1,924,772
	8,036,364	Term Loan, 7.39%, Maturing January 20, 2014	7,877,308
EUR	525,062	Term Loan, 6.62%, Maturing January 19, 2015	746,530
EUR	963,689	Term Loan, 6.62%, Maturing January 19, 2015	1,370,167
EUR	770,053	Term Loan, 8.75%, Maturing June 23, 2015	1,077,171
EUR	229,947	Term Loan, 8.75%, Maturing June 23, 2015	321,551
Celanese Holdings, LLC
EUR	995,000	Term Loan, 6.54%, Maturing April 6, 2011	1,408,927
	7,000,000	Term Loan, 6.87%, Maturing April 2, 2013	6,889,169
	27,412,250	Term Loan, 6.98%, Maturing April 2, 2014	26,978,232

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Cognis GmbH
EUR	6,426,230	Term Loan, 6.73%, Maturing September 15, 2013	$8,983,369
EUR	1,573,770	Term Loan, 6.73%, Maturing September 15, 2013	2,200,009
Columbian Chemicals Acquisition
	4,653,000	Term Loan, 6.95%, Maturing March 16, 2013	4,501,777
Ferro Corp.
	16,104,000	Term Loan, 7.06%, Maturing June 6, 2012	15,842,310
First Chemical Holding
EUR	1,330,000	Term Loan, 6.75%, Maturing September 19, 2014(2)	1,881,819
EUR	1,330,000	Term Loan, 7.24%, Maturing September 19, 2015(2)	1,890,372
Foamex L.P.
	4,391,074	Term Loan, 7.44%, Maturing February 12, 2013	4,233,728
Georgia Gulf Corp.
	8,295,898	Term Loan, 7.63%, Maturing October 3, 2013	8,206,891
Hexion Specialty Chemicals, Inc.
EUR	1,127,628	Term Loan, 6.70%, Maturing May 5, 2012	1,619,161
	9,800,000	Term Loan, 5.40%, Maturing May 5, 2013	9,718,846
	27,031,720	Term Loan, 7.50%, Maturing May 5, 2013	26,807,871
	5,872,059	Term Loan, 7.50%, Maturing May 5, 2013	5,823,433
	3,473,684	Term Loan, 7.63%, Maturing May 5, 2013	3,444,919
Huish Detergents, Inc.
	3,985,000	Term Loan, 7.20%, Maturing April 26, 2014	3,804,607
Huntsman International, LLC
	8,375,000	Term Loan, 6.64%, Maturing April 19, 2014	8,318,728
INEOS Group
EUR	70,008	Term Loan, 7.24%, Maturing December 16, 2013	100,154
EUR	71,087	Term Loan, 7.74%, Maturing December 16, 2014	102,207
	5,831,475	Term Loan, 7.36%, Maturing December 16, 2012	5,715,755
EUR	2,000,000	Term Loan, 8.49%, Maturing December 16, 2015	2,854,117
	7,959,750	Term Loan, 7.36%, Maturing December 16, 2013	7,901,477
	7,959,750	Term Loan, 7.86%, Maturing December 16, 2014	7,901,477
Innophos, Inc.
	8,394,786	Term Loan, 7.01%, Maturing August 13, 2010(2)	8,331,825
Invista B.V.
	3,733,500	Term Loan, 6.70%, Maturing April 30, 2010	3,621,495
	12,199,027	Term Loan, 6.70%, Maturing April 29, 2011	12,016,042
	7,366,191	Term Loan, 6.70%, Maturing April 29, 2011	7,255,698
ISP Chemco, Inc.
	25,735,500	Term Loan, 7.09%, Maturing June 4, 2014	25,195,054
Kleopatra
EUR	5,100,000	Term Loan, 7.28%, Maturing January 3, 2016	6,800,451
	8,876,250	Term Loan, 7.74%, Maturing January 3, 2016	8,033,006
Kranton Polymers, LLC
	10,193,267	Term Loan, 7.25%, Maturing May 13, 2013	9,963,918
Lucite International Group Holdings
	1,708,695	Term Loan, 7.45%, Maturing July 7, 2013	1,678,792
	4,825,935	Term Loan, 7.45%, Maturing July 7, 2013	4,741,481

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Lyondell Chemical Co.
	$28,372,950	Term Loan, 6.25%, Maturing August 16, 2013	$28,270,495
MacDermid, Inc.
	4,228,750	Term Loan, 7.20%, Maturing April 12, 2014	4,126,554
Millenium Inorganic Chemicals
	11,450,000	Term Loan, 7.45%, Maturing April 30, 2014	11,130,350
Momentive Performance Material
	5,000,000	Term Loan, 5.17%, Maturing December 4, 2013	4,913,395
	4,682,075	Term Loan, 7.81%, Maturing December 4, 2013	4,600,977
Nalco Co.
	18,905,907	Term Loan, 6.97%, Maturing November 4, 2010	18,831,474
Professional Paint, Inc.
	5,554,688	Term Loan, 7.64%, Maturing May 31, 2012	5,276,953
Propex Fabrics, Inc.
	5,812,901	Term Loan, 10.58%, Maturing July 31, 2012	5,202,547
Rockwood Specialties Group, Inc.
EUR	2,521,898	Term Loan, 6.35%, Maturing July 30, 2011	3,580,145
	27,246,572	Term Loan, 6.46%, Maturing December 10, 2012	26,853,213
Sigmakalon (BC) Holdco B.V.
EUR	190,335	Term Loan, 6.66%, Maturing September 9, 2013	273,990
EUR	3,114,528	Term Loan, 6.66%, Maturing September 9, 2013	4,483,414
EUR	5,695,137	Term Loan, 6.66%, Maturing September 9, 2013	8,198,243
EUR	5,825,801	Term Loan, 7.41%, Maturing September 9, 2014	8,386,335
Solo Cup Co.
	7,209,021	Term Loan, 8.66%, Maturing February 27, 2011	7,205,157
Solutia, Inc.
	5,245,516	DIP Loan, 8.06%, Maturing March 31, 2008	5,240,601
TPG Spring UK, Ltd.
EUR	3,896,011	Term Loan, 7.48%, Maturing June 27, 2013	5,515,019
EUR	3,896,011	Term Loan, 7.98%, Maturing June 27, 2013	5,543,201
Wellman, Inc.
	5,250,000	Term Loan, 9.36%, Maturing February 10, 2009	5,133,187
			$442,183,548
Clothing / Textiles — 0.4%
Hanesbrands, Inc.
	$13,960,000	Term Loan, 6.74%, Maturing September 5, 2013	$13,805,575
	5,000,000	Term Loan, 8.82%, Maturing March 5, 2014	5,034,375
St. John Knits International, Inc.
	3,754,872	Term Loan, 8.20%, Maturing March 23, 2012	3,698,549
The William Carter Co.
	2,348,539	Term Loan, 6.40%, Maturing July 14, 2012	2,313,800
Warnaco, Inc.
	3,836,681	Term Loan, 6.74%, Maturing January 31, 2013	3,798,314
			$28,650,613

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates — 2.4%
American Greetings Corp.
	$5,497,738	Term Loan, 0.00%, Maturing April 4, 2013(2)	$5,446,196
Amsted Industries, Inc.
	12,710,678	Term Loan, 7.28%, Maturing October 15, 2010	12,512,074
	12,437,054	Term Loan, 7.27%, Maturing April 5, 2013	12,172,766
Blount, Inc.
	5,057,907	Term Loan, 6.88%, Maturing August 9, 2010	4,963,071
Doncasters (Dunde HoldCo 4 Ltd.)
EUR	849,214	Term Loan, 6.79%, Maturing July 13, 2015	1,197,148
EUR	849,214	Term Loan, 7.29%, Maturing July 13, 2015	1,200,220
	3,931,314	Term Loan, 7.61%, Maturing July 13, 2015	3,823,302
	3,931,314	Term Loan, 8.11%, Maturing July 13, 2015	3,833,130
GBP	1,737,276	Term Loan, 8.60%, Maturing July 13, 2015	3,517,264
GBP	1,737,276	Term Loan, 9.10%, Maturing July 13, 2015	3,523,280
GenTek, Inc.
	3,796,052	Term Loan, 7.34%, Maturing February 25, 2011	3,724,876
Goodman Global Holdings, Inc.
	4,611,058	Term Loan, 7.19%, Maturing December 23, 2011	4,495,781
ISS Holdings A/S
GBP	3,068,562	Term Loan, 8.56%, Maturing December 31, 2013	6,246,989
Jarden Corp.
	16,179,959	Term Loan, 6.95%, Maturing January 24, 2012	15,886,697
	6,586,750	Term Loan, 6.95%, Maturing January 24, 2012	6,467,365
Johnson Diversey, Inc.
	2,487,500	Term Loan, 7.36%, Maturing December 16, 2010	2,461,070
	12,855,976	Term Loan, 7.36%, Maturing December 16, 2011	12,719,381
Polymer Group, Inc.
	3,000,000	Revolving Loan, 0.00%, Maturing November 22, 2010(2)	2,850,000
	20,689,513	Term Loan, 7.29%, Maturing November 22, 2012	20,534,342
RBS Global, Inc.
	10,185,246	Term Loan, 7.60%, Maturing July 19, 2013	10,140,685
	2,271,250	Term Loan, 7.64%, Maturing July 19, 2013	2,261,313
RGIS Holdings, LLC
	909,625	Term Loan, 7.25%, Maturing April 30, 2014	875,514
	18,192,500	Term Loan, 7.25%, Maturing April 30, 2014	17,510,281
US Investigations Services, Inc.
	4,000,000	Term Loan, Maturing February 21, 2015(3)	3,890,000
			$162,252,745
Containers and Glass Products — 3.1%
Berry Plastics Corp.
	$22,787,906	Term Loan, 7.36%, Maturing April 3, 2015	$22,175,481
Bluegrass Container Co.
	3,075,913	Term Loan, 7.29%, Maturing June 30, 2013	3,061,905
	10,280,025	Term Loan, 7.32%, Maturing June 30, 2013	10,233,209

Principal Amount*		Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Consolidated Container Co.
	$9,950,000	Term Loan, 7.23%, Maturing March 28, 2014	$9,340,562
Crown Americas, Inc.
EUR	4,455,000	Term Loan, 6.25%, Maturing November 15, 2012	6,251,913
	9,850,500	Term Loan, 7.31%, Maturing November 15, 2012	9,735,574
	1,435,500	Term Loan, 7.31%, Maturing November 15, 2012	1,418,752
Graham Packaging Holdings Co.
	33,601,138	Term Loan, 7.66%, Maturing October 7, 2011	33,018,359
Graphic Packaging International, Inc.
	41,259,725	Term Loan, 7.39%, Maturing May 16, 2014	41,064,484
IPG (US), Inc.
	6,848,146	Term Loan, 9.59%, Maturing July 28, 2011	6,796,784
JSG Acquisitions
EUR	6,750,000	Term Loan, Maturing December 31, 2014(3)	9,553,162
EUR	6,750,000	Term Loan, Maturing December 31, 2014(3)	9,596,501
OI European Group B.V.
EUR	12,064,500	Term Loan, 5.76%, Maturing June 14, 2013	16,908,868
Owens-Brockway Glass Container
	7,139,069	Term Loan, 6.59%, Maturing June 14, 2013	7,025,293
Pregis Corp.
	2,646,000	Term Loan, 7.45%, Maturing October 12, 2011	2,579,850
Smurfit-Stone Container Corp.
	3,225,483	Term Loan, 7.12%, Maturing November 1, 2010	3,199,779
	4,076,272	Term Loan, 7.19%, Maturing November 1, 2011	4,043,789
	5,285,887	Term Loan, 7.43%, Maturing November 1, 2011	5,243,764
	9,340,983	Term Loan, 7.52%, Maturing November 1, 2011	9,266,544
			$210,514,573
Cosmetics / Toiletries — 0.3%
American Safety Razor Co.
	$3,456,250	Term Loan, 7.51%, Maturing July 31, 2013	$3,421,687
Bausch & Lomb, Inc.
	835,000	Term Loan, Maturing April 30, 2015(3)	837,349
	3,340,000	Term Loan, Maturing April 30, 2015(3)	3,349,395
Prestige Brands, Inc.
	12,275,229	Term Loan, 7.73%, Maturing April 7, 2011	12,213,853
			$19,822,284
Drugs — 0.9%
Chattem, Inc.
	$1,608,058	Term Loan, 6.97%, Maturing January 2, 2013	$1,604,037
Graceway Pharmaceuticals, LLC
	14,577,917	Term Loan, 7.95%, Maturing May 3, 2012	13,983,867
Pharmaceutical Holdings Corp.
	5,265,000	Term Loan, 8.07%, Maturing January 30, 2012	5,133,375

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Drugs (continued)
Stiefel Laboratories, Inc.
	$5,412,744	Term Loan, 7.50%, Maturing December 28, 2013	$5,311,255
	7,076,662	Term Loan, 7.50%, Maturing December 28, 2013	6,943,974
Warner Chilcott Corp.
	6,927,784	Term Loan, 7.20%, Maturing January 18, 2012	6,834,259
	23,156,216	Term Loan, 7.24%, Maturing January 18, 2012	22,843,607
			$62,654,374
Ecological Services and Equipment — 1.3%
Allied Waste Industries, Inc.
	$9,269,894	Term Loan, 6.49%, Maturing January 15, 2012	$9,116,366
	3,572,392	Term Loan, 7.00%, Maturing January 15, 2012	3,513,226
Big Dumpster Merger Sub, Inc.
	688,822	Term Loan, 7.45%, Maturing February 5, 2013	654,381
Blue Waste B.V. (AVR Acquisition)
EUR	3,500,000	Term Loan, 7.23%, Maturing March 31, 2014	4,986,617
EUR	3,500,000	Term Loan, 6.98%, Maturing March 31, 2015	4,961,446
EUR	2,000,000	Term Loan, 6.98%, Maturing April 1, 2015	2,843,466
Casella Waste Systems, Inc.
	4,974,286	Term Loan, 7.33%, Maturing April 28, 2010	4,896,562
Duratek, Inc.
	448,998	Term Loan, Maturing June 7, 2013(3)	442,825
EnergySolutions, LLC
	55,853	Term Loan, Maturing June 7, 2013(3)	55,085
	936,192	Term Loan, Maturing June 7, 2013(3)	923,319
Environmental Systems Products Holdings, Inc.
	466,049	Term Loan, 13.75%, Maturing December 12, 2010(4)	466,049
IESI Corp.
	9,267,647	Term Loan, 7.17%, Maturing January 20, 2012	9,018,579
Kemble Water Structure Ltd.
GBP	17,750,000	Term Loan, 10.05%, Maturing October 13, 2013	36,250,731
Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 7.54%, Maturing December 17, 2009(2)	2,865,000
	8,661,047	Term Loan, 7.26%, Maturing December 17, 2010	8,531,131
	562,717	Term Loan, 7.36%, Maturing December 17, 2010	554,276
Wastequip, Inc.
	311,178	Term Loan, 7.04%, Maturing February 5, 2013(2)	295,619
			$90,374,678
Electronics / Electrical — 2.8%
AMI Semiconductor, Inc.
	$7,773,318	Term Loan, 6.82%, Maturing April 1, 2012	$7,520,685
Aspect Software, Inc.
	10,989,000	Term Loan, 8.25%, Maturing July 11, 2011	10,659,330

Principal Amount*		Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Baldor Electric Co.
	$3,440,398	Term Loan, 6.96%, Maturing January 31, 2014	$3,405,994
EnerSys Capital, Inc.
	10,201,263	Term Loan, 7.07%, Maturing March 17, 2011	10,022,741
Fairchild Semiconductor Corp.
	16,367,813	Term Loan, 6.70%, Maturing June 26, 2013	16,081,376
FCI International S.A.S.
EUR	750,000	Term Loan, 6.70%, Maturing November 1, 2013	1,051,380
	1,000,000	Term Loan, 7.73%, Maturing November 1, 2013	965,750
	764,245	Term Loan, 7.76%, Maturing November 1, 2013	741,317
	735,755	Term Loan, 7.76%, Maturing November 1, 2013	713,683
	735,755	Term Loan, 7.76%, Maturing November 1, 2013	710,556
	764,245	Term Loan, 7.76%, Maturing November 1, 2013	738,069
EUR	750,000	Term Loan, 6.70%, Maturing October 31, 2014	1,051,380
Freescale Semiconductor, Inc.
	46,806,593	Term Loan, 7.33%, Maturing December 1, 2013	45,031,079
Infor Enterprise Solutions Holdings
EUR	2,977,500	Term Loan, 7.18%, Maturing July 28, 2012	4,167,698
	21,698,188	Term Loan, 8.95%, Maturing July 28, 2012	21,155,733
	11,320,794	Term Loan, 8.95%, Maturing July 28, 2012	11,037,774
Invensys International Holding
EUR	1,001,757	Term Loan, 6.43%, Maturing December 15, 2010	1,431,780
	2,166,667	Term Loan, 7.36%, Maturing December 15, 2010	2,126,945
	2,333,333	Term Loan, 7.24%, Maturing January 15, 2011	2,286,667
Network Solutions, LLC
	6,240,619	Term Loan, 7.61%, Maturing March 7, 2014	5,928,588
Open Solutions, Inc.
	12,340,175	Term Loan, 7.28%, Maturing January 23, 2014	11,838,856
Sensata Technologies Finance Co.
	12,835,361	Term Loan, 6.76%, Maturing April 26, 2013	12,520,201
SS&C Technologies, Inc.
	4,761,290	Term Loan, 7.20%, Maturing November 23, 2012	4,689,871
Vertafore, Inc.
	14,004,713	Term Loan, 8.01%, Maturing January 31, 2012	13,812,148
			$189,689,601
Equipment Leasing — 0.5%
Maxim Crane Works, L.P.
	$8,478,750	Term Loan, 6.81%, Maturing June 29, 2014	$8,054,812
The Hertz Corp.
	2,875,000	Term Loan, 6.99%, Maturing December 21, 2012	2,835,598
	10,992,052	Term Loan, 6.87%, Maturing December 21, 2012(2)	10,841,406
United Rentals, Inc.
	3,352,101	Term Loan, 7.57%, Maturing February 14, 2011	3,342,045
	7,894,455	Term Loan, 7.13%, Maturing February 14, 2011	7,870,772
			$32,944,633

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Farming / Agriculture — 0.3%
BF Bolthouse HoldCo, LLC
	$6,337,125	Term Loan, 7.50%, Maturing December 16, 2012	$6,265,832
Central Garden & Pet Co.
	10,859,489	Term Loan, 6.56%, Maturing February 28, 2014	9,990,730
United Agri Products, Inc.
	2,962,500	Term Loan, 7.90%, Maturing June 8, 2012	2,962,500
			$19,219,062
Financial Intermediaries — 1.1%
Asset Acceptence Capital Corp.
	$2,493,750	Term Loan, 7.94%, Maturing June 5, 2013	$2,418,937
Citco III, Ltd.
	10,875,000	Term Loan, 7.63%, Maturing June 30, 2014	10,575,937
Coinstar, Inc.
	8,339,211	Term Loan, 7.13%, Maturing July 7, 2011	8,328,787
E.A. Viner International Co.
	1,002,450	Term Loan, 7.70%, Maturing July 31, 2013	994,932
Grosvenor Capital Management
	4,334,332	Term Loan, 7.33%, Maturing December 5, 2013	4,269,317
INVESTools, Inc.
	3,700,000	Term Loan, 8.45%, Maturing August 13, 2012	3,626,000
Jupiter Asset Management Group
GBP	4,023,529	Term Loan, 8.74%, Maturing June 30, 2015	7,995,738
LPL Holdings, Inc.
	25,533,204	Term Loan, 7.20%, Maturing December 18, 2014	25,214,039
Oxford Acquisition III, Ltd.
	11,436,784	Term Loan, 6.90%, Maturing May 24, 2014	10,883,324
RJO Holdings Corp. (RJ O'Brien)
	4,225,000	Term Loan, 7.76%, Maturing July 12, 2014	3,892,281
			$78,199,292
Food Products — 3.1%
Acosta, Inc.
	$18,769,962	Term Loan, 7.01%, Maturing July 28, 2013	$18,394,563
Advantage Sales & Marketing, Inc.
	9,690,052	Term Loan, 6.94%, Maturing March 29, 2013	9,363,013
	3,774,179	Term Loan, 6.94%, Maturing March 29, 2013	3,646,800
American Seafoods Group, LLC
	3,991,434	Term Loan, 6.95%, Maturing September 28, 2012	3,906,616
Birds Eye Foods, Inc.
	4,037,453	Term Loan, 6.95%, Maturing March 22, 2013	3,918,852
BL Marketing, Ltd.
GBP	2,200,000	Term Loan, 8.81%, Maturing December 20, 2013	4,490,192
GBP	3,500,000	Term Loan, 8.21%, Maturing December 31, 2013	7,157,120
GBP	2,200,000	Term Loan, 9.31%, Maturing December 20, 2014	4,497,047
GBP	2,500,000	Term Loan, 10.66%, Maturing June 30, 2015	5,053,803

Principal Amount*		Borrower/Tranche Description	Value
Food Products (continued)
Black Lion Beverages III B.V.
EUR	1,500,000	Term Loan, 7.10%, Maturing December 31, 2013	$2,122,146
EUR	1,500,000	Term Loan, 7.18%, Maturing December 31, 2014	2,132,996
EUR	3,000,000	Term Loan, 8.97%, Maturing January 24, 2016	4,219,990
Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 7.57%, Maturing May 2, 2012	2,962,500
Charden International B.V.
EUR	1,000,000	Term Loan, 7.17%, Maturing March 14, 2014	1,431,679
EUR	1,000,000	Term Loan, 7.17%, Maturing March 14, 2015	1,438,913
EUR	1,500,000	Term Loan, 10.26%, Maturing March 14, 2016	2,144,806
Chiquita Brands, LLC
	8,497,359	Term Loan, 7.88%, Maturing June 28, 2012	8,378,753
Dean Foods Co.
	29,029,125	Term Loan, 6.70%, Maturing April 2, 2014	28,163,186
Dole Food Company, Inc.
	372,097	Term Loan, Maturing April 12, 2013(3)	361,993
	813,260	Term Loan, 7.29% Maturing April 12, 2013	791,178
	1,219,276	Term Loan, Maturing April 12, 2013(3)	1,186,169
	1,802,386	Term Loan, 7.57% Maturing April 12, 2013	1,753,446
	365,782	Term Loan, Maturing April 12, 2013(3)	355,850
	6,007,953	Term Loan, 7.41% Maturing April 12, 2013	5,844,819
Foodvest Limited
EUR	632,918	Term Loan, 6.59%, Maturing March 16, 2014	889,730
GBP	437,500	Term Loan, 8.33%, Maturing March 16, 2014	883,848
EUR	580,555	Term Loan, 7.09%, Maturing March 16, 2015	820,320
GBP	401,305	Term Loan, 8.83%, Maturing March 16, 2015	814,893
GBP	500,000	Term Loan, 10.33%, Maturing September 16, 2015	998,426
MafCo Worldwide Corp.
	843,632	Term Loan, 7.60%, Maturing December 8, 2011	820,432
Michael Foods, Inc.
	9,378,354	Term Loan, 7.36%, Maturing November 21, 2010	9,261,125
Nash-Finch Co.
	4,273,200	Term Loan, 7.69%, Maturing November 12, 2010	4,080,906
National Dairy Holdings, L.P.
	8,287,539	Term Loan, 6.82%, Maturing March 15, 2012	8,101,070
Pinnacle Foods Finance, LLC
	7,000,000	Revolving Loan, 5.75%, Maturing April 2, 2013(2)	6,685,000
	32,518,500	Term Loan, 7.95%, Maturing April 2, 2014	31,513,906
Reddy Ice Group, Inc.
	14,335,000	Term Loan, 7.00%, Maturing August 9, 2012	14,084,137
Ruby Acquisitions, Ltd.
GBP	2,539,204	Term Loan, 8.84%, Maturing January 5, 2015	4,898,985
United Biscuit Holdco, Ltd.
EUR	1,209,173	Term Loan, 6.88%, Maturing December 14, 2014	1,708,917
GBP	2,859,511	Term Loan, 8.69%, Maturing December 14, 2014	5,789,378
			$215,067,503

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Food Service — 1.9%
AFC Enterprises, Inc.
	$3,206,863	Term Loan, 7.50%, Maturing May 23, 2009	$3,154,751
Aramark Corp.
	2,376,596	Term Loan, 5.20%, Maturing January 26, 2014	2,323,420
	32,987,418	Term Loan, 7.20%, Maturing January 26, 2014	32,249,325
Buffets, Inc.
	1,826,350	Term Loan, 5.10%, Maturing May 1, 2013	1,660,837
	13,724,366	Term Loan, 8.54%, Maturing November 1, 2013	12,480,595
CBRL Group, Inc.
	9,558,325	Term Loan, 6.86%, Maturing April 27, 2013	9,319,367
	3,877,905	Term Loan, 7.43%, Maturing April 27, 2013	3,785,805
Denny's, Inc.
	280,724	Term Loan, 7.12%, Maturing March 31, 2012	277,215
	1,438,810	Term Loan, 7.26%, Maturing March 31, 2012	1,420,825
JRD Holdings, Inc.
	5,715,625	Term Loan, 7.74%, Maturing June 26, 2014	5,601,313
Maine Beverage Co., LLC
	3,103,571	Term Loan, 6.98%, Maturing June 30, 2010	3,088,054
NPC International, Inc.
	4,193,793	Term Loan, 6.98%, Maturing March 31, 2013	4,047,010
OSI Restaurant Partners, LLC
	723,182	Term Loan, 5.52%, Maturing May 11, 2013	698,593
	8,929,439	Term Loan, 7.06%, Maturing May 9, 2014	8,625,838
QCE Finance, LLC
	10,077,462	Term Loan, 7.45%, Maturing May 5, 2013	9,787,040
Sagittarius Restaurants, LLC
	4,806,812	Term Loan, 7.45%, Maturing March 29, 2013	4,446,301
Selecta
CHF	18,404,850	Term Loan, 5.13%, Maturing July 2, 2015	15,005,896
SSP Financing, Ltd.
EUR	184,777	Term Loan, 6.62%, Maturing June 15, 2014	259,507
EUR	840,369	Term Loan, 6.95%, Maturing June 15, 2014	1,180,242
	3,954,516	Term Loan, 7.58%, Maturing June 15, 2014	3,771,620
EUR	184,777	Term Loan, 7.12%, Maturing June 15, 2015	260,844
EUR	840,369	Term Loan, 7.45%, Maturing June 15, 2015	1,186,321
	3,954,516	Term Loan, 8.08%, Maturing June 15, 2015	3,791,392
			$128,422,111
Food / Drug Retailers — 1.1%
General Nutrition Centers, Inc.
	$16,716,000	Term Loan, 7.48%, Maturing September 16, 2013	$15,948,117
Pantry, Inc. (The)
	2,288,889	Term Loan, 0.00%, Maturing May 15, 2014(2)	2,221,653
	7,991,083	Term Loan, 6.51%, Maturing May 15, 2014	7,756,345
Rite Aid Corp.
	29,000,000	Term Loan, 6.79%, Maturing June 1, 2014	28,275,000

	Principal Amount*	Borrower/Tranche Description	Value
	Food / Drug Retailers (continued)
	Roundy's Supermarkets, Inc.
	$23,004,407	Term Loan, 8.46%, Maturing November 3, 2011	$22,927,733
			$77,128,848
	Forest Products — 2.1%
	Appleton Papers, Inc.
	$11,620,875	Term Loan, 7.02%, Maturing June 5, 2014	$11,203,256
	Boise Cascade Holdings, LLC
	32,057,111	Term Loan, 6.49%, Maturing April 30, 2014	31,872,783
	9,087,215	Term Loan, 6.72%, Maturing April 30, 2014	9,034,964
	Domtar Corp.
	8,706,250	Term Loan, 6.48%, Maturing March 7, 2014	8,575,656
	Georgia-Pacific Corp.
	6,065,278	Term Loan, 7.37%, Maturing December 20, 2012	5,931,514
	56,997,991	Term Loan, 7.41%, Maturing December 20, 2012	55,740,958
	NewPage Corp.
	11,803,146	Term Loan, 7.47%, Maturing May 2, 2011	11,714,623
	Xerium Technologies, Inc.
EUR	1,955,000	Term Loan, 7.48%, Maturing May 18, 2012	2,665,763
	9,208,460	Term Loan, 7.95%, Maturing May 18, 2012	8,736,526
			$145,476,043
	Healthcare — 7.9%
	Accellent, Inc.
	$4,188,062	Term Loan, 8.01%, Maturing November 22, 2012	$3,999,599
	Advanced Medical Optics, Inc.
	1,990,000	Term Loan, 7.03%, Maturing April 2, 2014	1,920,350
	Alliance Imaging, Inc.
	6,832,983	Term Loan, 7.63%, Maturing December 29, 2011	6,781,736
	American Medical Systems
	11,700,086	Term Loan, 7.57%, Maturing July 20, 2012	11,422,209
	AMN Healthcare, Inc.
	2,507,029	Term Loan, 6.95%, Maturing November 2, 2011	2,443,571
	AMR HoldCo, Inc.
	6,007,069	Term Loan, 7.71%, Maturing February 10, 2012	5,875,664
	Biomet, Inc.
EUR	10,025,000	Term Loan, Maturing December 26, 2014(3)	14,422,086
	11,222,222	Term Loan, 8.20%, Maturing December 26, 2014	11,183,326
	Cardinal Health 409, Inc.
	16,857,750	Term Loan, 7.45%, Maturing April 10, 2014	16,244,027
	Carestream Health, Inc.
	17,075,000	Term Loan, 7.11%, Maturing April 30, 2013	16,557,423
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.25%, Maturing July 24, 2015	9,062,930

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	CB Diagnostics AB
	$999,652	Term Loan, 7.27%, Maturing January 16, 2015	$979,659
	2,318,673	Term Loan, 7.52%, Maturing January 16, 2016	2,272,299
	Community Health Systems, Inc.
	4,934,261	Term Loan, 0.00%, Maturing July 25, 2014(2)	4,826,324
	66,067,691	Term Loan, 7.76%, Maturing July 25, 2014	64,622,461
	Concentra, Inc.
	5,985,000	Term Loan, 7.45%, Maturing June 25, 2014	5,827,894
	ConMed Corp.
	3,581,472	Term Loan, 6.32%, Maturing April 13, 2013	3,527,750
	CRC Health Corp.
	3,861,000	Term Loan, 7.45%, Maturing February 6, 2013	3,776,541
	3,915,574	Term Loan, 7.45%, Maturing February 6, 2013	3,829,921
	Dako Equity Project Delphi
EUR	3,500,282	Term Loan, 7.17%, Maturing May 31, 2016	4,709,551
	1,568,302	Term Loan, 7.36%, Maturing May 31, 2015	1,458,521
	DaVita, Inc.
	32,753,823	Term Loan, 6.75%, Maturing October 5, 2012	32,132,876
	Encore Medical Finance, LLC
	8,118,021	Term Loan, 7.84%, Maturing November 3, 2013	8,097,726
	FHC Health Systems, Inc.
	888,889	Term Loan, 12.11%, Maturing June 26, 2008	902,222
	917,817	Term Loan, 12.33%, Maturing December 18, 2009	931,584
	642,472	Term Loan, 14.33%, Maturing December 18, 2009	652,109
	3,250,000	Term Loan, 15.33%, Maturing February 7, 2011	3,282,500
	Fresenius Medical Care Holdings
	17,715,942	Term Loan, Maturing March 31, 2013(3)	17,523,565
	Gambro Holding AB
EUR	1,803,396	Term Loan, 6.79%, Maturing June 5, 2014	2,578,623
	1,324,583	Term Loan, 7.56%, Maturing June 5, 2014	1,301,403
EUR	1,803,396	Term Loan, 7.29%, Maturing June 5, 2015	2,591,668
	1,324,583	Term Loan, 8.06%, Maturing June 5, 2015	1,308,026
	Hanger Orthopedic Group, Inc.
	5,406,562	Term Loan, 7.45%, Maturing May 30, 2013	5,301,810
	HCA, Inc.
	55,964,626	Term Loan, 7.45%, Maturing November 18, 2013	54,771,236
	Health Management Association, Inc.
	27,586,375	Term Loan, 6.94%, Maturing February 28, 2014	26,421,623
	HealthSouth Corp.
	8,693,250	Term Loan, 7.63%, Maturing March 10, 2013	8,528,278
	Iasis Healthcare, LLC
	702,512	Term Loan, 6.79%, Maturing March 14, 2014	671,558
	7,671,518	Term Loan, 7.07%, Maturing March 14, 2014	7,333,496
	2,634,420	Term Loan, 7.70%, Maturing March 14, 2014(2)	2,518,342
	Ikaria Acquisition, Inc.
	4,657,447	Term Loan, 7.70%, Maturing March 28, 2013	4,564,298

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	IM U.S. Holdings, LLC
	$10,673,250	Term Loan, 7.20%, Maturing June 26, 2014	$10,473,127
	inVentiv Health, Inc.
	490,000	Term Loan, 0.00%, Maturing July 6, 2014(2)	478,975
	8,064,788	Term Loan, 6.57%, Maturing July 7, 2014	7,883,330
	Leiner Health Products, Inc.
	8,078,625	Term Loan, 9.65%, Maturing May 27, 2011	7,661,227
	LifeCare Holdings, Inc.
	9,065,000	Term Loan, 8.20%, Maturing August 11, 2012	8,453,113
	LifePoint Hospitals, Inc.
	16,519,064	Term Loan, 7.17%, Maturing April 15, 2012	16,232,938
	Magellan Health Services, Inc.
	3,679,054	Term Loan, 6.88%, Maturing August 15, 2008	3,605,473
	1,379,645	Term Loan, 6.87%, Maturing August 15, 2008	1,352,052
	Matria Healthcare, Inc.
	3,141,953	Term Loan, 7.34%, Maturing January 19, 2012	3,079,114
	MultiPlan Merger Corp.
	4,698,750	Term Loan, 7.25%, Maturing April 12, 2013	4,608,689
	5,132,553	Term Loan, 7.25%, Maturing April 12, 2013	5,034,177
	National Mentor Holdings, Inc.
	484,400	Term Loan, 7.32%, Maturing June 29, 2013	474,712
	8,063,530	Term Loan, 7.20%, Maturing June 29, 2013	7,902,259
	Nyco Holdings
EUR	9,850,000	Term Loan, 7.21%, Maturing December 29, 2014	13,347,363
	2,903,121	Term Loan, 7.70%, Maturing December 29, 2014	2,712,603
EUR	9,850,000	Term Loan, 7.71%, Maturing December 29, 2015	13,411,490
	2,903,121	Term Loan, 8.20%, Maturing December 29, 2015	2,727,119
	Psychiatric Solutions Inc.
	997,716	Term Loan, 7.00%, Maturing May 31, 2014	980,256
	RadNet Management, Inc.
	2,471,278	Term Loan, 9.22%, Maturing November 15, 2012	2,477,456
	ReAble Therapeutics Finance, LLC
	13,519,591	Term Loan, 7.45%, Maturing November 16, 2013	13,316,797
	Renal Advantage, Inc.
	2,303,743	Term Loan, 8.10%, Maturing October 5, 2012	2,254,788
	Select Medical Holding Corp.
	2,000,000	Revolving Loan, 7.17%, Maturing February 24, 2010(2)	1,850,000
	9,701,250	Term Loan, 7.48%, Maturing February 24, 2012	9,333,408
	Sunrise Medical Holdings, Inc.
	5,745,846	Term Loan, 9.42%, Maturing May 13, 2010	5,171,261
	Vanguard Health Holding Co., LLC
	11,799,355	Term Loan, Maturing September 23, 2011(3)	11,567,061
	Viant Holdings, Inc.
	4,862,812	Term Loan, 7.45%, Maturing June 25, 2014	4,558,887
			$538,104,460

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Home Furnishings — 1.3%
Dometic Corp.
	$2,790,150	Term Loan, 7.22%, Maturing December 31, 2014	$2,707,609
	421,159	Term Loan, 7.72%, Maturing December 31, 2014	410,805
	1,788,692	Term Loan, 8.01%, Maturing December 31, 2014	1,744,720
Hunter Fan Co.
	415,714	Term Loan, 0.00%, Maturing April 16, 2014(2)	378,300
	4,424,239	Term Loan, 8.03%, Maturing April 16, 2014	4,026,058
Interline Brands, Inc.
	8,330,421	Term Loan, 6.57%, Maturing June 23, 2013	8,153,400
	5,759,103	Term Loan, 6.57%, Maturing June 23, 2013	5,636,722
National Bedding Co., LLC
	12,785,390	Term Loan, 7.09%, Maturing February 23, 2013	12,098,176
	1,500,000	Term Loan, 9.75%, Maturing August 31, 2012	1,391,250
Oreck Corp.
	4,234,418	Term Loan, 9.25%, Maturing February 2, 2012	3,196,986
Sanitec, Ltd. Oy
EUR	4,478,261	Term Loan, 7.05%, Maturing April 7, 2013	6,194,311
EUR	4,478,261	Term Loan, 7.55%, Maturing April 7, 2014	6,223,816
Sealy Mattress Co.
	5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)	4,750,000
	6,354,620	Term Loan, 6.47%, Maturing August 25, 2012	6,132,208
Simmons Co.
	21,880,243	Term Loan, 7.36%, Maturing December 19, 2011	21,552,039
	2,500,000	Term Loan, 10.65%, Maturing February 15, 2012	2,337,500
			$86,933,900
Industrial Equipment — 2.1%
Aearo Technologies, Inc.
	$8,079,750	Term Loan, 7.45%, Maturing July 2, 2014	$7,832,308
CEVA Group PLC U.S.
EUR	652,779	Term Loan, 7.16%, Maturing January 4, 2014	927,456
EUR	1,108,493	Term Loan, 7.16%, Maturing January 4, 2014	1,574,925
EUR	1,362,345	Term Loan, 7.16%, Maturing January 4, 2014	1,935,593
EUR	1,135,787	Term Loan, 7.73%, Maturing January 4, 2014	1,613,705
Colfax Corp.
	1,993,286	Term Loan, 7.50%, Maturing December 19, 2011	1,980,828
EUR	4,912,500	Term Loan, 6.98%, Maturing December 19, 2011	7,071,624
EPD Holdings (Goodyear Engineering Products)
	1,353,125	Term Loan, 0.00%, Maturing July 31, 2014(2)	1,331,701
	9,471,875	Term loan, 7.46%, Maturing July 31, 2014	9,321,907
	2,000,000	Term Loan, 10.71%, Maturing July 13, 2015	1,936,666
Flowserve Corp.
	13,655,506	Term Loan, 6.78%, Maturing August 10, 2012	13,459,208
FR Brand Acquisition Corp.
	10,149,000	Term Loan, 7.53%, Maturing February 7, 2014	9,755,726
Generac Acquisition Corp.
	11,895,000	Term Loan, 7.73%, Maturing November 7, 2013	10,539,815

	Principal Amount*	Borrower/Tranche Description	Value
	Industrial Equipment (continued)
	Gleason Corp.
	$4,940,737	Term Loan, 7.17%, Maturing June 30, 2013	$4,897,505
	1,518,056	Term Loan, 7.42%, Maturing June 30, 2013	1,504,773
	Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)(4)	4,236,427
GBP	2,613,085	Term Loan, 8.35%, Maturing December 27, 2010	5,048,312
	Itron, Inc.
GBP	895,000	Term Loan, 8.32%, Maturing April 18, 2014	1,826,692
	Jason, Inc.
	1,965,063	Term Loan, Maturing April 30, 2010(3)	1,915,936
	John Maneely Co.
	15,740,816	Term Loan, 8.52%, Maturing December 8, 2013	14,717,663
	KION Group GmbH
	2,250,000	Term Loan, 7.49%, Maturing January 28, 2015	2,214,461
	2,250,000	Term Loan, 7.74%, Maturing January 28, 2016	2,223,664
	Polypore, Inc.
	5,000,000	Term Loan, 0.00%, Maturing July 3, 2013(2)	4,775,000
EUR	1,111,710	Term Loan, 6.66%, Maturing July 3, 2014	1,568,157
	19,950,000	Term Loan, 7.07%, Maturing July 3, 2014	19,476,188
	Terex Corp.
	5,628,750	Term Loan, 6.95%, Maturing July 13, 2013	5,600,606
	TFS Acquisition Corp.
	5,445,000	Term Loan, 8.70%, Maturing August 11, 2013	5,363,325
			$144,650,171
	Insurance — 0.9%
	Alliant Holdings I, Inc.
	$7,375,000	Term Loan, Maturing August 21, 2014(3)	$7,301,250
	CCC Information Services Group, Inc.
	4,557,991	Term Loan, 7.71%, Maturing February 10, 2013	4,518,108
	Conseco, Inc.
	29,506,722	Term Loan, 6.82%, Maturing September 25, 2013	28,264,990
	Crump Group, Inc.
	8,150,000	Term Loan, Maturing August 4, 2014(3)	8,027,750
	Hub International Holdings, Inc.
	1,650,336	Term Loan, 8.01%, Maturing June 13, 2014(2)	1,620,424
	7,354,933	Term Loan, 8.20%, Maturing June 13, 2014	7,221,624
	U.S.I. Holdings Corp.
	7,107,187	Term Loan, 7.95%, Maturing May 4, 2014	7,000,580
			$63,954,726
	Leisure Goods / Activities / Movies — 5.2%
	24 Hour Fitness Worldwide, Inc.
	$6,982,278	Term Loan, 7.81%, Maturing June 8, 2012	$6,877,544
	AMC Entertainment, Inc.
	2,000,000	Term Loan, Maturing January 26, 2013(3)	1,968,594
	17,697,635	Term Loan, 6.60% Maturing January 26, 2013	17,419,729

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
AMF Bowling Worldwide, Inc.
	$6,034,875	Term Loan, 8.21%, Maturing June 8, 2013	$5,884,003
Bombardier Recreational Product
	14,400,000	Term Loan, 7.70%, Maturing June 28, 2013	14,022,000
Carmike Cinemas, Inc.
	9,288,013	Term Loan, 9.00%, Maturing May 19, 2012	9,272,530
	6,658,978	Term Loan, 9.23%, Maturing May 19, 2012	6,647,878
Cedar Fair, L.P.
	4,937,500	Term Loan, 6.76%, Maturing August 31, 2011	4,848,008
	13,016,951	Term Loan, 6.75%, Maturing August 30, 2012	12,781,019
Cinemark, Inc.
	31,436,214	Term Loan, 7.25%, Maturing October 5, 2013	30,787,842
Dave & Buster's, Inc.
	1,252,498	Term Loan, 7.48%, Maturing March 8, 2013	1,241,539
	2,097,464	Term Loan, 7.48%, Maturing March 8, 2013	2,079,111
Deluxe Entertainment Services
	312,008	Term Loan, 7.45%, Maturing January 28, 2011	303,428
	6,750,415	Term Loan, 7.45%, Maturing January 28, 2011	6,564,779
	612,971	Term Loan, 7.45%, Maturing January 28, 2011	596,114
DW Funding, LLC
	5,303,505	Term Loan, 7.10%, Maturing May 4, 2011	5,237,211
Easton-Bell Sports, Inc.
	10,475,823	Term Loan, 6.85%, Maturing March 16, 2012	10,179,556
Fender Musical Instruments Corp.
	2,983,334	Term Loan, 0.00%, Maturing June 9, 2014(2)	2,878,917
	5,951,750	Term Loan, 7.65%, Maturing June 9, 2014	5,743,439
Lions Gate Entertainment, Inc.
	1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008(2)	996,938
Mega Blocks, Inc.
	1,905,638	Term Loan, 7.25%, Maturing July 26, 2012	1,831,795
Metro-Goldwyn-Mayer Holdings, Inc.
	59,882,876	Term Loan, 8.45%, Maturing April 8, 2012	57,562,415
National CineMedia, LLC
	18,250,000	Term Loan, 7.46%, Maturing February 13, 2015	17,668,281
Odeon
EUR	1,064,322	Term Loan, 6.95%, Maturing April 4, 2015	1,520,080
GBP	623,547	Term Loan, 8.88%, Maturing April 4, 2015	1,262,401
EUR	1,064,322	Term Loan, 6.95%, Maturing April 4, 2016	1,527,779
GBP	623,547	Term Loan, 9.25%, Maturing April 4, 2016	1,271,037
Regal Cinemas Corp.
	33,167,481	Term Loan, 6.70%, Maturing November 10, 2010	32,479,621
Revolution Studios Distribution Co., LLC
	10,321,697	Term Loan, 8.51%, Maturing December 21, 2014	10,270,088
Six Flags Theme Parks, Inc.
	26,558,437	Term Loan, 7.75%, Maturing April 30, 2015	25,371,620

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Southwest Sports Group, LLC
	$9,500,000	Term Loan, 7.75%, Maturing December 22, 2010	$9,333,750
Universal City Development Partners, Ltd.
	19,996,088	Term Loan, 7.33%, Maturing June 9, 2011	19,821,122
WMG Acquisition Corp.
	4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	4,263,788
	24,580,765	Term Loan, 7.42%, Maturing February 28, 2011	24,058,423
Zuffa, LLC
	2,493,750	Term Loan, 7.56%, Maturing June 19, 2015	2,294,250
			$356,866,629
Lodging and Casinos — 3.5%
Ameristar Casinos, Inc.
	$5,086,727	Term Loan, 8.43%, Maturing November 10, 2012	$5,048,576
Bally Technologies, Inc.
	14,541,034	Term Loan, 8.64%, Maturing September 4, 2009	14,498,617
CCM Merger, Inc.
	4,998,342	Term Loan, 7.30%, Maturing July 13, 2012	4,892,127
Choctaw Resort Development Enterprise
	3,481,983	Term Loan, 6.95%, Maturing November 4, 2011	3,429,753
Dionysos Leisure Entertainment
EUR	2,500,000	Term Loan, 6.66%, Maturing March 2, 2014(2)	3,562,622
EUR	2,500,000	Term Loan, 7.03%, Maturing March 2, 2015(2)	3,580,706
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 9.20%, Maturing November 20, 2014	3,035,205
GBP	1,500,000	Term Loan, 9.70%, Maturing November 20, 2015	3,050,785
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 6.81%, Maturing December 12, 2012(2)	10,023,214
GBP	9,847,984	Term Loan, 8.81%, Maturing December 12, 2013	19,750,220
GBP	8,897,012	Term Loan, 9.30%, Maturing December 12, 2014	17,935,448
Green Valley Ranch Gaming, LLC
	7,109,826	Term Loan, 7.41%, Maturing February 16, 2014	6,967,630
Herbst Gaming, Inc.
	3,508,038	Term Loan, 8.16%, Maturing January 2, 2014	3,492,143
	6,308,195	Term Loan, 8.17%, Maturing January 2, 2014	6,279,613
Isle of Capri Casinos, Inc.
	4,142,647	Term Loan, 0.00%, Maturing November 30, 2013(2)	3,998,172
	5,509,720	Term Loan, 6.64%, Maturing November 30, 2013	5,317,569
	10,083,552	Term Loan, 6.74%, Maturing November 30, 2013	9,731,888
LodgeNet Entertainment Corp.
	6,907,688	Term Loan, 7.20%, Maturing April 4, 2014	6,793,282
New World gaming Partners, Ltd
	9,770,833	Term Loan, Maturing June 30, 2014(3)	9,380,000
	1,954,167	Term Loan, Maturing June 30, 2014(3)	1,876,000

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Lodging and Casinos (continued)
	Penn National Gaming, Inc.
	$31,976,717	Term Loan, 6.90%, Maturing October 3, 2012	$31,814,627
	Scandic Hotels
EUR	1,800,000	Term Loan, 6.42%, Maturing April 25, 2015	2,513,005
EUR	1,800,000	Term Loan, 6.79%, Maturing April 25, 2016	2,526,026
	Seminole Tribe of Florida
	3,184,008	Term Loan, 6.75%, Maturing December 31, 2014	3,162,118
	952,227	Term Loan, 6.97%, Maturing December 31, 2014(2)	945,680
	3,213,765	Term Loan, 7.13%, Maturing December 31, 2014	3,191,671
	Trump Entertainment Resorts Holdings, L.P.
	5,351,813	Term Loan, 7.86%, Maturing May 20, 2012	5,298,294
	5,351,813	Term Loan, 7.90%, Maturing May 20, 2012	5,298,294
	Venetian Casino Resort/Las Vegas Sands Inc.
	12,006,667	Term Loan, 0.00%, Maturing May 23, 2014(2)	11,675,907
	23,275,000	Term Loan, 6.95%, Maturing May 23, 2014	22,633,820
	VML US Finance, LLC
	3,333,333	Term Loan, 7.45%, Maturing May 25, 2012	3,271,130
	666,667	Term Loan, 7.45%, Maturing May 25, 2013	654,226
	2,000,000	Term Loan, 7.45%, Maturing May 25, 2013	1,962,678
	Wimar OpCo, LLC
	3,852,060	Term Loan, 7.45%, Maturing January 3, 2012	3,765,389
			$241,356,435
	Nonferrous Metals / Minerals — 1.4%
	Alpha Natural Resources, LLC
	$9,142,187	Term Loan, 6.95%, Maturing October 26, 2012	$9,100,289
	Compass Minerals Group, Inc.
	7,315,269	Term Loan, 6.70%, Maturing December 22, 2012	7,217,734
	Euramax International, Inc.
	4,582,479	Term Loan, 8.24%, Maturing June 28, 2012	4,269,344
GBP	930,184	Term Loan, 9.50%, Maturing June 29, 2012	1,797,056
	Magnum Coal Co.
	1,375,000	Term Loan, 8.01%, Maturing March 21, 2013	1,254,688
	13,543,750	Term Loan, 8.42%, Maturing March 21, 2013	12,358,672
	Murray Energy Corp.
	10,686,000	Term Loan, 8.54%, Maturing January 28, 2010	10,686,000
	Noranda Aluminum Acquisition
	5,106,188	Term Loan, 7.51%, Maturing May 18, 2014	5,008,317
	Novelis, Inc.
	3,598,789	Term Loan, 7.20%, Maturing July 7, 2014	3,507,319
	7,917,336	Term Loan, 7.20%, Maturing July 7, 2014	7,716,101
	Oxbow Carbon and Mineral Holdings
	17,496,808	Term Loan, 7.19%, Maturing May 8, 2014	16,873,484
	1,536,418	Term Loan, 7.20%, Maturing May 8, 2014	1,481,683
	Stillwater Mining Co.
	4,360,000	Revolving Loan, 4.75%, Maturing July 30, 2009(2)	4,283,700
	3,639,333	Term Loan, 7.06%, Maturing July 30, 2010	3,609,763

	Principal Amount*	Borrower/Tranche Description	Value
	Nonferrous Metals / Minerals (continued)
	Thompson Creek Metals Co.
	$6,747,396	Term Loan, 9.56%, Maturing October 26, 2012	$6,764,264
	Tube City IMS Corp.
	162,162	Term Loan, 7.45%, Maturing January 25, 2014	156,757
	1,331,149	Term Loan, 7.45%, Maturing January 25, 2014	1,286,777
			$97,371,948
	Oil and Gas — 2.3%
	Atlas Pipeline Partners, L.P.
	$10,960,000	Term Loan, 7.55%, Maturing July 20, 2014	$10,953,150
	Big West Oil, LLC
	3,423,750	Term Loan, 0.00%, Maturing May 1, 2014(2)	3,321,038
	2,785,688	Term Loan, 7.45%, Maturing May 1, 2014	2,702,117
	Citgo Petroleum Corp.
	7,971,133	Term Loan, 6.22%, Maturing November 15, 2012	7,811,710
	Dresser, Inc.
	14,277,976	Term Loan, 7.99%, Maturing May 4, 2014	14,014,733
	Dynegy Holdings, Inc.
	35,419,681	Term Loan, 6.32%, Maturing April 2, 2013	34,332,190
	2,055,319	Term Loan, 6.63%, Maturing April 2, 2013	1,992,215
	El Paso Corp.
	10,960,000	Term Loan, 7.32%, Maturing July 31, 2011	10,829,850
	Energy Transfer Equity, L.P.
	1,000,000	Term Loan, 7.11%, Maturing February 8, 2012	985,313
	Enterprise GP Holdings L.P
	8,400,000	Term Loan, Maturing October 31, 2014(3)	8,386,879
	Hercules Offshore, Inc.
	6,309,188	Term Loan, 6.99%, Maturing July 11, 2013	6,238,209
	Key Energy Services, Inc.
	3,000,000	Term Loan, 7.96%, Maturing June 30, 2012	2,991,564
	3,762,198	Term Loan, 7.64%, Maturing June 30, 2012	3,751,618
	Kinder Morgan, Inc.
	23,587,516	Term Loan, 6.26%, Maturing May 21, 2014	23,046,961
	Primary Natural Resources, Inc.
	13,248,250	Term Loan, 7.50%, Maturing July 28, 2010(4)	13,082,647
	Targa Resources, Inc.
	4,828,492	Term Loan, 7.20%, Maturing October 31, 2012	4,793,486
	10,634,944	Term Loan, 7.53%, Maturing October 31, 2012	10,557,841
			$159,791,521
	Publishing — 9.2%
	American Media Operations, Inc.
	$23,000,000	Term Loan, 8.80%, Maturing January 31, 2013	$22,741,250
	Aster Zweite Beteiligungs GmbH
EUR	708,499	Term Loan, 7.00%, Maturing September 27, 2013	995,124
	6,825,000	Term Loan, 7.39%, Maturing September 27, 2013	6,590,391

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Black Press US Partnership
	$1,701,700	Term Loan, 7.54%, Maturing August 2, 2013	$1,671,920
	2,802,800	Term Loan, 7.54%, Maturing August 2, 2013	2,753,751
CanWest MediaWorks, Ltd.
	7,381,500	Term Loan, 7.54%, Maturing July 13, 2014	7,307,685
Dex Media West, LLC
	7,146,484	Term Loan, 7.05%, Maturing March 9, 2010	7,078,592
	1,961,433	Term Loan, 7.01%, Maturing September 9, 2010	1,942,738
GateHouse Media Operating, Inc.
	4,825,000	Term Loan, 7.27%, Maturing August 28, 2014	4,502,328
	13,275,000	Term Loan, 7.51%, Maturing August 28, 2014	12,387,234
	5,750,000	Term Loan, 7.72%, Maturing August 28, 2014	5,369,063
Hanley-Wood, LLC
	7,500,000	Term Loan, 7.49%, Maturing March 8, 2014	6,234,375
Idearc, Inc.
	58,408,625	Term Loan, 7.20%, Maturing November 17, 2014	57,675,480
Josten's Corp.
	4,000,000	Revolving Loan, 6.81%, Maturing October 4, 2009(2)	3,960,000
	9,488,152	Term Loan, Maturing October 4, 2011(3)	9,422,921
Lamar Media Corp.
	2,000,000	Term Loan, 6.50%, Maturing March 31, 2014	1,986,250
MediaNews Group, Inc.
	12,040,626	Term Loan, 6.64%, Maturing December 30, 2010	11,438,595
	7,579,063	Term Loan, 7.14%, Maturing August 2, 2013	7,256,952
Mediannuaire Holding
EUR	10,000,000	Term Loan, 6.50%, Maturing November 23, 2013	14,146,510
EUR	2,000,000	Term Loan, 7.00%, Maturing October 10, 2014	2,819,097
EUR	2,000,000	Term Loan, 7.50%, Maturing October 10, 2015	2,833,564
Merrill Communications, LLC
	11,380,107	Term Loan, 7.27%, Maturing February 9, 2009	11,209,405
Nebraska Book Co., Inc.
	11,049,120	Term Loan, 7.65%, Maturing March 4, 2011	10,883,384
Nelson Education, Ltd.
	4,300,000	Term Loan, 7.70%, Maturing July 5, 2014	4,036,625
Newspaper Holdings, Inc.
	21,650,000	Term Loan, 6.31%, Maturing July 24, 2014	20,351,000
Nielsen Finance, LLC
	50,403,169	Term Loan, 7.36%, Maturing August 9, 2013	49,150,096
Philadelphia Newspapers, LLC
	6,040,928	Term Loan, 8.75%, Maturing June 29, 2013	5,557,654
R.H. Donnelley Corp.
	38,817,720	Term Loan, 7.01%, Maturing June 30, 2011	38,354,081
	10,122,608	Term Loan, 7.06%, Maturing June 30, 2011	9,993,545
Reader's Digest Association
	11,000,000	Revolving Loan, 6.94%, Maturing March 2, 2013(2)	10,285,000
EUR	1,130,168	Term Loan, 6.72%, Maturing March 2, 2014	1,557,405
	37,785,362	Term Loan, 7.54%, Maturing March 2, 2014	35,933,880

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Riverdeep Interactive Learning USA, Inc.
	$15,426,428	Term Loan, 7.95%, Maturing December 20, 2013	$15,362,147
Seat Pagine Gialle SpA
EUR	14,526,833	Term Loan, 6.16%, Maturing May 25, 2012	20,876,578
SGS International, Inc.
	990,831	Term Loan, 7.68%, Maturing December 30, 2011(2)	980,922
	1,203,563	Term Loan, 7.84%, Maturing December 30, 2011	1,191,527
Source Media, Inc.
	12,146,182	Term Loan, 7.07%, Maturing November 8, 2011	11,827,345
SP Newsprint Co.
	8,463,065	Term Loan, 7.00%, Maturing January 9, 2010	8,293,804
Springer Science+Business Media
	1,935,088	Term Loan, 7.37%, Maturing June 30, 2011	1,867,360
EUR	1,359,516	Term Loan, 6.79%, Maturing September 16, 2011	1,941,064
	3,008,560	Term Loan, 7.75%, Maturing September 16, 2011	2,953,091
EUR	971,370	Term Loan, 6.79%, Maturing September 16, 2011	1,383,372
EUR	603,718	Term Loan, 7.16%, Maturing September 16, 2012	865,968
EUR	587,880	Term Loan, 7.16%, Maturing September 16, 2012	843,251
	3,259,273	Term Loan, 8.12%, Maturing September 16, 2012	3,214,458
	3,008,560	Term Loan, 8.12%, Maturing September 16, 2011	2,968,134
The Star Tribune Co.
	8,258,500	Term Loan, 7.45%, Maturing March 5, 2014	6,888,968
Thomas Nelson, Inc.
	1,975,000	Term Loan, 7.41%, Maturing June 12, 2012	1,893,531
TL Acquisitions, Inc.
	9,050,000	Term Loan, 7.95%, Maturing July 5, 2014	8,773,468
Trader Media Corp.
GBP	17,310,500	Term Loan, 8.42%, Maturing March 23, 2015	34,611,468
Tribune Co.
	16,100,000	Term Loan, 7.74%, Maturing May 17, 2009	15,937,744
	25,735,500	Term Loan, 8.24%, Maturing May 17, 2014	23,959,751
World Directories Acquisition
EUR	10,000,000	Term Loan, 6.72%, Maturing May 31, 2014	13,968,371
Xsys US, Inc.
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2013	3,862,520
EUR	791,501	Term Loan, 7.00%, Maturing September 27, 2013	1,111,705
	7,701,575	Term Loan, 7.39%, Maturing September 27, 2013	7,436,833
EUR	2,750,000	Term Loan, 7.00%, Maturing September 27, 2014	3,880,758
	7,866,565	Term Loan, 7.39%, Maturing September 27, 2014	7,625,651
EUR	1,000,000	Term Loan, 8.55%, Maturing September 27, 2015	1,385,866
YBR Acquisition BV
EUR	1,250,000	Term Loan, 7.23%, Maturing June 30, 2013	1,793,420
EUR	3,500,000	Term Loan, 7.23%, Maturing June 30, 2013	5,021,577
EUR	1,250,000	Term Loan, 7.73%, Maturing June 30, 2014	1,799,880
EUR	3,500,000	Term Loan, 7.73%, Maturing June 30, 2014	5,039,664

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	Yell Group, PLC
	$21,025,000	Term Loan, 6.75%, Maturing October 27, 2012	$20,783,549
			$628,769,640
	Radio and Television — 4.5%
	Block Communications, Inc.
	$6,980,687	Term Loan, 7.20%, Maturing December 22, 2011	$6,736,363
	Citadel Broadcasting Corp.
	34,925,000	Term Loan, 6.63%, Maturing June 12, 2014	33,606,581
	CMP Susquehanna Corp.
	2,000,000	Term Loan, 0.00%, Maturing May 5, 2011(2)	1,950,000
	13,281,204	Term Loan, 7.07%, Maturing May 5, 2012	12,882,768
	Cumulus Media, Inc.
	16,534,560	Term Loan, 7.00%, Maturing June 11, 2014	16,341,651
	Discovery Communications, Inc.
	10,548,563	Term Loan, 7.20%, Maturing May 14, 2014	10,434,290
	Emmis Operating Co.
	6,201,600	Term Loan, 7.20%, Maturing November 1, 2013	6,069,816
	Entravision Communications Corp.
	935,754	Term Loan, 6.73%, Maturing March 29, 2013	921,327
	Gray Television, Inc.
	10,808,753	Term Loan, 6.73%, Maturing January 19, 2015	10,448,465
	HIT Entertainment, Inc.
	3,935,678	Term Loan, 7.17%, Maturing June 1, 2012	3,861,884
	Local TV Finance, LLC
	1,995,000	Term Loan, 7.31%, Maturing May 7, 2013	1,940,138
	NEP II, Inc.
	6,367,980	Term Loan, 7.45%, Maturing February 16, 2014	6,093,361
	Nexstar Broadcasting, Inc.
	12,526,588	Term Loan, 6.95%, Maturing October 1, 2012	12,103,815
	11,863,274	Term Loan, 6.95%, Maturing October 1, 2012	11,462,888
	NextMedia Operating, Inc.
	1,688,423	Term Loan, 7.05%, Maturing November 15, 2012	1,616,665
	750,410	Term Loan, 7.12%, Maturing November 15, 2012	718,518
	PanAmSat Corp.
	24,460,656	Term Loan, 7.12%, Maturing January 3, 2014	24,213,872
	Paxson Communications Corp.
	17,925,000	Term Loan, 8.49%, Maturing January 15, 2012	17,745,750
	Raycom TV Broadcasting, LLC
	13,333,373	Term Loan, 6.31%, Maturing June 25, 2014	13,000,038
	SFX Entertainment
	4,878,326	Term Loan, 7.95%, Maturing June 21, 2013	4,805,151
	Spanish Broadcasting System, Inc.
	12,907,400	Term Loan, 6.95%, Maturing June 11, 2012	12,245,896
	Tyrol Acquisition 2 SAS
EUR	7,300,000	Term Loan, 6.37%, Maturing January 19, 2015	10,252,685
EUR	7,300,000	Term Loan, 6.62%, Maturing January 19, 2016	10,296,145

Principal Amount*	Borrower/Tranche Description	Value
Radio and Television (continued)
Univision Communications, Inc.
$6,125,000	Term Loan, 7.25%, Maturing March 29, 2009	$6,086,719
2,458,054	Term Loan, 0.00%, Maturing September 29, 2014(2)	2,333,615
63,275,168	Term Loan, 7.20%, Maturing September 29, 2014	60,071,862
Young Broadcasting, Inc.
8,391,838	Term Loan, 7.87%, Maturing November 3, 2012	8,056,164
985,000	Term Loan, 7.87%, Maturing November 3, 2012	945,600
		$307,242,027
Rail Industries — 0.4%
Kansas City Southern Railway Co.
$15,010,000	Term Loan, 6.68%, Maturing April 26, 2013	$14,751,077
1,995,000	Term Loan, 7.01%, Maturing April 28, 2013	1,970,063
RailAmerica, Inc.
13,000,000	Term Loan, 7.81%, Maturing August 14, 2008	12,821,250
		$29,542,390
Retailers (Except Food and Drug) — 2.1%
American Achievement Corp.
$5,097,642	Term Loan, 7.48%, Maturing March 25, 2011	$4,995,689
Amscan Holdings, Inc.
4,452,625	Term Loan, 7.56%, Maturing May 25, 2013	4,319,046
Claire's Stores, Inc.
3,042,375	Term Loan, 7.95%, Maturing May 24, 2014	2,876,471
Coinmach Laundry Corp.
24,897,935	Term Loan, 7.74%, Maturing December 19, 2012	24,773,446
Cumberland Farms, Inc.
5,940,000	Term Loan, 7.64%, Maturing September 29, 2013	5,880,600
FTD, Inc.
4,516,398	Term Loan, 6.50%, Maturing July 28, 2013	4,482,525
Harbor Freight Tools USA, Inc.
11,361,521	Term Loan, 7.29%, Maturing July 15, 2010	10,933,691
Mapco Express, Inc.
3,570,432	Term Loan, 7.74%, Maturing April 28, 2011	3,512,412
Neiman Marcus Group, Inc.
9,555,758	Term Loan, 7.45%, Maturing April 5, 2013	9,419,990
Orbitz Worldwide, Inc.
10,750,000	Term Loan, 8.20%, Maturing July 25, 2014	10,608,906
Oriental Trading Co., Inc.
2,000,000	Term Loan, 10.76%, Maturing January 31, 2013	1,935,000
12,520,427	Term Loan, 7.40%, Maturing July 31, 2013	12,097,862
Pep Boys - Manny, Moe, & Jack, (The)
7,132,620	Term Loan, 7.54%, Maturing January 27, 2011	7,043,462
Rent-A-Center, Inc.
6,807,813	Term Loan, 7.20%, Maturing November 15, 2012	6,683,006
Rover Acquisition Corp.
1,980,000	Term Loan, 7.33%, Maturing October 26, 2013	1,937,925

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Savers, Inc.
	$2,804,162	Term Loan, 7.99%, Maturing August 11, 2012	$2,734,058
	3,044,373	Term Loan, 7.99%, Maturing August 11, 2012	2,968,264
The Yankee Candle Company, Inc.
	9,651,500	Term Loan, 7.20%, Maturing February 6, 2014	9,404,180
Vivarte
EUR	6,688,988	Term Loan, 6.77%, Maturing May 29, 2015	9,049,479
EUR	247,396	Term Loan, 6.77%, Maturing May 29, 2015	334,700
EUR	63,616	Term Loan, 6.77%, Maturing May 29, 2015	86,066
EUR	6,688,988	Term Loan, 7.27%, Maturing May 29, 2016	9,093,027
EUR	247,396	Term Loan, 7.27%, Maturing May 29, 2016	336,311
EUR	63,616	Term Loan, 7.27%, Maturing May 29, 2016	86,480
			$145,592,596
Steel — 0.1%
Algoma Acquisition Corp.
	$1,000,000	Term Loan, Maturing June 20, 2013(3)	$965,000
	4,264,313	Term Loan, 8.09% Maturing June 20, 2013	4,115,062
			$5,080,062
Surface Transport — 0.6%
Delphi Acquisition Holding, Inc.
	$1,183,488	Term Loan, 7.57%, Maturing April 10, 2015	$1,153,901
	282,788	Term Loan, 7.57%, Maturing April 10, 2015	275,718
	1,466,276	Term Loan, 8.07%, Maturing April 10, 2016	1,436,951
Oshkosh Truck Corp.
	4,374,089	Term Loan, 7.45%, Maturing December 6, 2013	4,310,529
Ozburn-Hessey Holding Co., LLC
	3,925,495	Term Loan, 8.53%, Maturing August 10, 2012	3,768,475
SIRVA Worldwide, Inc.
	5,866,025	Term Loan, 12.50%, Maturing December 1, 2010	4,155,099
Swift Transportation Co., Inc.
	6,000,000	Term Loan, 8.12%, Maturing May 10, 2012	5,145,000
	19,927,907	Term Loan, 8.38%, Maturing May 10, 2014	17,611,288
			$37,856,961
Telecommunications — 3.5%
Alaska Communications Systems Holdings, Inc.
	$2,625,000	Term Loan, 6.95%, Maturing February 1, 2012	$2,573,156
	12,150,000	Term Loan, 6.95%, Maturing February 1, 2012	11,910,038
American Cellular Corp.
	3,000,000	Term Loan, 0.00%, Maturing March 15, 2014(2)	2,988,750
Asurion Corp.
	20,000,000	Term Loan, 8.36%, Maturing July 13, 2012	19,593,760
	2,000,000	Term Loan, 11.72%, Maturing January 13, 2013	1,948,126

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications (continued)
	BCM Luxembourg, Ltd.
EUR	6,000,000	Term Loan, 6.63%, Maturing September 30, 2014	$8,526,091
EUR	6,000,000	Term Loan, 6.88%, Maturing September 30, 2015	8,573,348
	Cellular South, Inc.
	2,981,250	Term Loan, 0.00%, Maturing May 29, 2014(2)	2,932,805
	8,921,391	Term Loan, 6.63%, Maturing May 29, 2014	8,776,418
	Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	4,297,500
	14,147,788	Term Loan, 7.22%, Maturing February 9, 2011	14,012,620
	Cincinnati Bell, Inc.
	2,345,250	Term Loan, 7.02%, Maturing August 31, 2012	2,311,244
	Consolidated Communications, Inc.
	21,847,842	Term Loan, 6.95%, Maturing July 27, 2015	21,779,568
	Crown Castle Operating Co.
	3,047,125	Term Loan, 6.64%, Maturing January 9, 2014	2,982,849
	FairPoint Communications, Inc.
	21,785,000	Term Loan, 7.00%, Maturing February 8, 2012	21,599,828
	Hargray Acquisition Co.
	3,665,813	Term Loan, 7.45%, Maturing June 27, 2014	3,605,099
	Intelsat Subsidiary Holding Co.
	7,734,217	Term Loan, 7.12%, Maturing July 3, 2013	7,657,842
	Iowa Telecommunications Services
	6,998,000	Term Loan, 6.99%, Maturing November 23, 2011	6,921,463
	IPC Systems, Inc.
	9,226,875	Term Loan, 7.45%, Maturing May 31, 2014	8,617,901
GBP	3,448,518	Term Loan, 8.57%, Maturing May 31, 2014	6,644,405
	Macquarie UK Broadcast Ventures, Ltd.
GBP	7,050,000	Term Loan, 8.04%, Maturing October 3, 2014	14,297,491
	NTelos, Inc.
	12,895,356	Term Loan, 7.01%, Maturing August 24, 2011	12,774,462
	Stratos Global Corp.
	7,499,250	Term Loan, 7.95%, Maturing February 13, 2012	7,374,260
	Telesat Canada, Inc.
	399,580	Term Loan, Maturing October 22, 2014(3)	396,333
	4,675,082	Term Loan, Maturing October 22, 2014(3)	4,637,097
	Triton PCS, Inc.
	16,285,998	Term Loan, 8.01%, Maturing November 18, 2009	16,272,431
	Windstream Corp.
	13,387,155	Term Loan, Maturing July 17, 2013(3)	13,317,823
			$237,322,708
	Utilities — 2.1%
	AEI Finance Holding, LLC
	$1,409,088	Revolving Loan, 5.10%, Maturing March 30, 2012	$1,380,907
	10,057,136	Term Loan, 8.20%, Maturing March 30, 2014	9,855,994
	BRSP, LLC
	14,588,858	Term Loan, 8.38%, Maturing July 13, 2009	14,406,497

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Utilities (continued)
	Cogentrix Delaware Holdings, Inc.
	$4,352,647	Term Loan, 6.26%, Maturing April 14, 2012	$4,271,035
	Covanta Energy Corp.
	5,253,608	Term Loan, 5.10%, Maturing February 9, 2014	5,117,892
	10,618,035	Term Loan, 6.88%, Maturing February 9, 2014	10,343,740
	Elster Group GmbH (Ruhrgas)
	1,250,000	Term Loan, 7.63%, Maturing September 30, 2013	1,242,969
	1,250,000	Term Loan, 7.88%, Maturing September 30, 2014	1,249,219
	LS Power Acquisition Co.
	616,451	Term Loan, 7.19%, Maturing May 1, 2014	605,663
	Mirant North America, LLC
	6,201,591	Term Loan, 6.50%, Maturing January 3, 2013	6,105,336
	NRG Energy, Inc.
	19,115,997	Term Loan, 0.00%, Maturing June 1, 2014(2)	18,743,923
	14,466,620	Term Loan, 6.85%, Maturing June 1, 2014	14,187,240
	34,766,114	Term Loan, 6.95%, Maturing June 1, 2014	34,094,710
	NSG Holdings, LLC
	306,124	Term Loan, 7.21%, Maturing June 15, 2014	293,879
	2,647,541	Term Loan, 7.21%, Maturing June 15, 2014	2,541,640
	Pike Electric, Inc.
	2,872,755	Term Loan, 6.69%, Maturing July 2, 2012	2,842,232
	2,184,306	Term Loan, 6.63%, Maturing December 10, 2012	2,161,098
	TXU Texas Competitive Electric Holdings Co., LLC
	6,325,000	Term Loan, Maturing October 10, 2014(3)	6,326,967
	6,325,000	Term Loan, Maturing October 10, 2014(3)	6,325,000
			$142,095,941
Total Senior Floating-Rate Interests (identified cost $6,984,602,203)			$6,885,806,579
	Corporate Bonds & Notes — 0.7%
	Principal Amount* (000's omitted)	Security	Value
	Cable and Satellite Television —w 0.3%
	Iesy Hessen & ISH NRW, Variable Rate
EUR	13,500	7.481%, 4/15/13(9)	$19,238,158
			$19,238,158
	Electronics / Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
	$6,300	7.993%, 10/15/13(9)	$5,992,875
			$5,992,875

Principal Amount* (000's omitted)	Security	Value
Financial Intermediaries — 0.0%
Alzette, Variable Rate
$1,180	11.86%, 12/15/20(4)(9)	$1,162,300
		$1,162,300
Radio and Television — 0.0%
Paxson Communications Corp., Variable Rate
$3,000	8.493%, 1/15/12(5)(9)	$3,022,500
		$3,022,500
Real Estate — 0.2%
Assemblies of God, Variable Rate
$5,995	7.708%, 6/15/29(5)(9)	$5,995,157
Sonata Securities S.A., Series 2006-6
6,518	8.91%, 12/28/07(9)	6,518,072
		$12,513,229
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	8.944%, 6/15/13(9)	$6,266,813
		$6,266,813
Total Corporate Bonds & Notes (identified cost $45,391,521)		$48,195,875
Asset Backed Securities — 0.1%
Principal Amount* (000's omitted)	Security	Value
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
$1,140	7.449%, 2/24/19(4)(5)(9)	$1,024,672
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,500	7.193%, 4/15/19(4)(5)(9)	1,327,585
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	7.293%, 1/15/19(4)(5)(9)	1,345,428
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	7.95%, 8/11/16(4)(5)(9)	1,395,195
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	11.224%, 3/8/17(4)(9)	928,087
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	7.193%, 1/15/18(4)(5)(9)	1,777,424
Total Asset Backed Securities (identified cost $8,581,229)		$7,798,391

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Common Stocks — 0.0%
Shares	Security	Value
2,484	Environmental Systems Products Holdings, Inc.(4)(6)(7)	$0
105,145	Hayes Lemmerz International(6)	488,925
Total Common Stocks (identified cost $1,051,450)		$488,925
Preferred Stocks — 0.0%
Shares	Security	Value
2,484	Environmental Systems Products Holdings Preferred (Series A)(4)(6)(7)	$43,470
350	Hayes Lemmerz International(4)(6)(7)	9,423
Total Preferred Stocks (identified cost $60,970)		$52,893
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$70,960
Total Closed-End Investment Companies (identified cost $72,147)		$70,960
Short-Term Investments — 0.0%
Description	Interest (000's omitted)	Value
Investment in Cash Management Portfolio, 4.83%(8)	428	$427,945
Total Short-Term Investments (identified cost $427,945)		$427,945
Total Investments — 101.3% (identified cost $7,040,187,465)		$6,942,841,568
Less Unfunded Loan Commitments — (2.2)%		$(154,156,962)
Net Investments — 99.1% (identified cost $6,886,030,503)		$6,788,684,606
Other Assets, Less Liabilities — 0.9%		$62,914,937
Net Assets — 100.0%		$6,851,599,543

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

*  In U.S. dollars unless otherwise indicated

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  This Senior Loan will settle after October 31, 2007, at which time the interest rate will be determined.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of the securities is $15,887,961 or 0.2% of the Portfolio's net assets.

(6)  Non-income producing security.

(7)  Restricted security.

(8)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2007.

(9)  Adjustable rate securities. Rates shown are the rates at period end.

See notes to financial statements

Floating-Rate Portfolio as of October 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2007

Assets
Unaffiliated investments, at value (identified cost, $6,885,602,558)	$6,788,256,661
Affiliated investment, at value (identified cost, $427,945)	427,945
Cash	29,599,839
Foreign currency, at value (identified cost, $17,926,668)	18,143,288
Receivable for investments sold	35,399,661
Interest and dividends receivable	56,516,188
Interest receivable from affiliated investment	366,347
Receivable for open swap contracts	1,169,695
Receivable for open forward foreign currency exchange contracts	9,162
Other assets	723,331
Total assets	$6,930,612,117
Liabilities
Payable for investments purchased	$70,459,964
Payable for open forward foreign currency exchange contracts	4,980,382
Payable to affiliate for investment advisory fee	2,955,564
Payable to affiliate for Trustees' fees	2,969
Accrued expenses	613,695
Total liabilities	$79,012,574
Net Assets applicable to investors' interest in Portfolio	$6,851,599,543
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,951,975,020
Net unrealized depreciation (computed on the basis of identified cost)	(100,375,477)
Total	$6,851,599,543

Statement of Operations

For the Year Ended
October 31, 2007

Investment Income
Interest	$556,327,909
Interest income allocated from affiliated investment	20,864,120
Dividends	7,635
Expenses allocated from affiliated investment	(1,980,779)
Total investment income	$575,218,885
Expenses
Investment adviser fee	$36,920,634
Trustees' fees and expenses	33,450
Custodian fee	1,094,512
Legal and accounting services	957,110
Interest expense	3,318,273
Miscellaneous	219,699
Total expenses	$42,543,678
Deduct — Reduction of custodian fee	$115,637
Total expense reductions	$115,637
Net expenses	$42,428,041
Net investment income	$532,790,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$15,722,270
Swap contracts	1,605,084
Foreign currency and forward foreign currency exchange contract transactions	(94,436,072)
Net realized loss	$(77,108,718)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(134,111,241)
Swap contracts	(324,629)
Foreign currency and forward foreign currency exchange contracts	275,377
Net change in unrealized appreciation (depreciation)	$(134,160,493)
Net realized and unrealized loss	$(211,269,211)
Net increase in net assets from operations	$321,521,633

See notes to financial statements

Floating-Rate Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2007	Year Ended October 31, 2006
From operations — Net investment income	$532,790,844	$451,810,783
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(77,108,718)	(22,183,786)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(134,160,493)	(30,822)
Net increase in net assets from operations	$321,521,633	$429,596,175
Capital transactions — Contributions	$3,205,618,648	$2,989,478,752
Withdrawals	(4,106,033,877)	(2,494,639,771)
Net increase (decrease) in net assets from capital transactions	$(900,415,229)	$494,838,981
Net increase (decrease) in net assets	$(578,893,596)	$924,435,156
Net Assets
At beginning of year	$7,430,493,139	$6,506,057,983
At end of year	$6,851,599,543	$7,430,493,139

See notes to financial statements

Floating-Rate Portfolio as of October 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.58%	0.54%	0.54%	0.56%	0.61%
Expenses after custodian fee reduction	0.58%	0.54%	0.54%	0.56%	0.61%
Net investment income	6.94%	6.44%	4.68%	3.27%	4.05%
Portfolio Turnover	61%	50%	57%	67%	64%
Total Return	4.62%	6.36%	4.77%	3.93%	6.91%
Net assets, end of year (000's omitted)	$6,851,600	$7,430,493	$6,506,058	$5,389,638	$2,217,874

See notes to financial statements

Floating Rate Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust, registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Portfolio primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2007, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Medallion Floating-Rate Income Fund, Eaton Vance Diversified Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Low Duration Fund held an approximate 65.1%, 17.8%, 5.6%, 6.8%, 2.0%, 1.0% and 0.1% interest in the Portfolio, respectively.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio's investments are primarily in interests in senior floating rate loans (Senior Loans). Interests in Senior Loans for which reliable market quotations are readily available are valued on the basis of prices furnished by an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of a Portfolio based on information available to such managers. The portfolio managers of other funds and portfolios managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds and portfolios managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Portfolio's Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. The value of interest rate swaps are generally based upon a dealer quotation. Credit default swaps are valued by broker-dealer (usually counterparty to the agreement). Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Trust deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent

Floating Rate Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by BMR. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currency are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Floating Rate Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of a default by a third party, such as a U.S or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payment or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, BMR receives a monthly advisory fee at the annual rate of 0.575% of average daily net assets of the Portfolio up to $1 billion and at reduced rates as daily net assets exceed that level. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended October 31, 2007, the Portfolio's advisory fee totaled $38,832,438 of which $1,911,804 was allocated from Cash Management and $36,920,634 was paid or accrued directly by the Portfolio. For the year ended October 31, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.506% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment advisory fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2007, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Floating Rate Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

3  Purchases and Sales of Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and proceeds from principal repayments and sales of Senior Loans for the year ended October 31, 2007 aggregated $4,505,269,399, $3,279,747,553 and $1,582,796,906, respectively.

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $1.5 billion unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. As of October 31, 2007, the Portfolio had no borrowings outstanding. Average borrowings and the average interest rate for the year ended October 31, 2007 were $50,191,781 and 5.73%, respectively.

5  Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,886,275,054
Gross unrealized appreciation	$65,485,491
Gross unrealized depreciation	(163,075,939)
Net unrealized depreciation	$(97,590,448)

The net unrealized depreciation on October 31, 2007 on swap contracts, foreign currency, and forward foreign currency exchange contracts on a federal income tax basis was $3,029,580.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2007 was as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation (Depreciation)
11/1/07	British Pound Sterling	United States Dollar
	74,996	156,067	$274
11/30/07	British Pound Sterling 135,491,320	United States Dollar 278,915,656	(2,303,716)
11/1/07	Euro Dollar 2,734,864	United States Dollar 3,965,554	8,888
11/30/07	Euro Dollar 463,100,283	United States Dollar 667,721,144	(2,574,559)
11/30/07	Swiss Franc 17,392,583	United States Dollar 14,947,218	(87,618)
			$(4,956,731)
Purchases
Settlement Date	In exchange for	Deliver	Net Unrealized Depreciation
11/30/07	British Pound Sterling	United States Dollar
	1,047,960	2,178,846	$(3,749)
11/30/07	Euro Dollar 3,186,576	United States Dollar 4,623,021	(10,740)
			$(14,489)

Floating Rate Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell Credit	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
	Avago
Lehman	Technologies,
Brothers, Inc.	Inc.	Sell	$5,000	2.10%	12/20/10	$82,691
Lehman Brothers, Inc.	Crown Americas, Inc..	Sell	10,000	2.35	12/20/09	309,521
Lehman Brothers, Inc.	CSG Systems, Inc.	Sell	7,000	2.15	9/21/09	119,157
Lehman Brothers, Inc.	Inergy, L.P.	Sell	6,500	2.20	3/20/10	182,747
Lehman Brothers, Inc.	Inergy, L.P.	Sell	3,000	2.40	3/20/10	97,583
Lehman Brothers, Inc.	Owens-Illinois, Inc.	Sell	5,000	1.95	9/20/11	59,629
Lehman Brothers, Inc.	Pinnacle Entertainment, Inc.	Sell	3,000	2.00	6/20/10	(7,614)
Lehman Brothers, Inc. Pinnacle	Entertainment, Inc.	Sell	2,000	1.95	9/20/10	(7,038)
Lehman Brothers, Inc.	Rural Cellular Corp.	Sell	3,000	3.25	6/20/10	198,052
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	1.85	3/20/11	(641)
Lehman Brothers, Inc.	Syniverse Technologies, Inc.	Sell	3,000	2.30	6/20/11	31,743
Lehman	The Hertz
Brothers, Inc.	Corp.	Sell	5,000	1.80	3/20/11	103,865
Total						$1,169,695

At October 31, 2007, the Portfolio had sufficient cash and/or securities segregated to cover commitments under these contracts.

7  Restricted Securities

At October 31, 2007, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

Description	Date of Acquisition	Shares/Face	Cost		Value
Common Stocks and Preferred Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Environmental Systems Products Holdings Preferred (Series A)	10/25/07	2,484	$43,470		$43,470
Hayes Lemmerz International	6/23/03	350	$17,500		$9,423
Total Restricted Security			$60,970		$52,893

(1)  Less than $0.50.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Floating Rate Portfolio as of October 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Floating Rate Portfolio as of October 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the Portfolio), including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans, owned as of October 31, 2007 by correspondence with the custodian, and brokers and selling agent bankers; where replies were not received from brokers and selling agent bankers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating-Rate Portfolio as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 20, 2007

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's 30 bank loan investment professionals and other personnel who provide services to the Portfolio, including five portfolio managers and 17 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by management's focus on reducing volatility. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 176 registered investment companies and 5 private investment companies in the Eaton Vance Fund Complex. Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV which are affiliates of the Trust and the Portfolios.	176	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman and Chief Executive Officer of Assurant, Inc. (insurance provider) (1978-2000). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007).	175	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986 and of the Portfolio since 2000	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	176	None

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth management firm) (since 2005); Formerly, President and Contributing Editor, Worth Magazine (2004); Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998 and of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law, University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 74 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 29 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 34 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 48 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 89 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	President of the Portfolio	Since 2007(2)	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 80 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Craig Russ 10/30/63	Vice President of FRP	Since 2007	Vice President of EVM and BMR. Officer of 9 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 53 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Susan Schiff 3/31/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	President of the Portfolio	Since 2002	Vice President of EVM and BMR. Officer of 15 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary	Since 2007	Vice President and Deputy Chief Legal Officer of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Dan A. Maalouly 3/25/62	Treasurer of the Portfolio	Since 2005	Vice President of EVM and BMR. Previously, Senior Manager at PricewaterhouseCoopers LLP (1997-2005). Officer of 76 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2007, Mr. Page served as Vice President of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

This Page Intentionally Left Blank

Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
State Street Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Floating-Rate Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1044-12/07  FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended October 31, 2006 and October 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2006	10/31/2007

Audit Fees	$74,020	$82,020

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$15,340	$19,177

All Other Fees(3)	$0	$0

Total	$89,360	$101,197

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended October 31, 2006 and October 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2006 and October 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/ 2006	10/31/2007

Registrant	$15,340	$19,177

Eaton Vance(1)	$83,600	$286,446

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics –Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Scott H. Page
Scott H. Page
President

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 11, 2007

By:	/s/Scott H. Page
Scott H. Page
President

Date:	December 11, 2007